Table of Contents




Letter to Shareholders ...........................     1
Evergreen Money Market Fund
   Fund at a Glance ..............................     2
Evergreen Municipal Money Market
Fund
   Fund at a Glance ..............................     3
Evergreen Pennsylvania Municipal
Money Market Fund
   Fund at a Glance ..............................     4
Evergreen Treasury Money Market
Fund
   Fund at a Glance ..............................     5
Financial Highlights
   Evergreen Money Market Fund ...................     6
   Evergreen Municipal Money Market Fund .........     9
   Evergreen Pennsylvania Municipal Money
      Market Fund ................................    11
   Evergreen Treasury Money Market Fund ..........    12


Schedule of Investments
   Evergreen Money Market Fund ...................    13
   Evergreen Municipal Money Market Fund .........    16
   Evergreen Pennsylvania Municipal Money
      Market Fund ................................    23
   Evergreen Treasury Money Market Fund ..........    26
Statements of Assets and Liabilities .............    27
Statements of Operations -
   Five Months Ended January 31, 1998 and
      Year Ended August 31, 1997 .................    28
Statements of Changes in Net Assets -
   Five Months Ended January 31, 1998 ............    29
Statements of Changes in Net Assets -
   Prior Fiscal Periods ..........................    30
Combined Notes to Financial
Statements .......................................    32
Report of Independent Accountants:
Price Waterhouse LLP .............................    40
Independent Auditors' Report:
KPMG Peat Marwick LLP ............................    41
Additional Information ...........................    42


--------------------------------------------------------------------------------
                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with more than $45 billion in assets under management.

With 85 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


Mutual Funds:   ARE NOT FDIC INSURED   May lose value o Are not bank guaranteed

                        Evergreen Funds Distributor, Inc.

                            Letter to Shareholders

                                   March 1998




[Photograph appears here of     Dear Shareholders:
William M. Ennis]
                                Money market funds, as a group, have the most
                                conservative objectives and strategies of all
                                mutual funds. While shareholders invest in
                                money market funds for a variety of purposes,
                                one of the principal uses of these funds is as
                                a relatively safe haven in times of
William M. Ennis                uncertainty. The Evergreen
Managing Director               Money Market Funds performed that role well
during this report's fiscal period, which ended on January 31, 1998.1 The funds provided a stable alternative to stock-oriented investments, which went through a sometimes-bumpy market. At the same time, declines in interest rates cut into the dividends that the money funds could provide.

The Market Environment

During the fiscal year, the continued moderate-growth economy, with low inflation and declining interest rates, generally rewarded fixed-income investors. Long-term and intermediate-term bond prices tended to rise as interest rates declined.

For equity investors, the reassuring stock market of the previous months changed and began showing periodic flashes of volatility. This volatility was linked to anxieties about the effects of the Asian financial crisis on the American economy, in general, and on the earnings of multi-national companies and technology companies, in particular.

The Standard and Poor's 500 Index, the most widely used barometer for the performance of the U.S. stock market, had a healthy return of 26.9% for the twelve months ended January 31, 1998, but at a cost of dramatic fluctuations from month to month.

A Conservative Investment

Market analysts are divided about whether the stock market will resume its sustained strong upward momentum. In such an uncertain market environment, many financial advisors and investors believe it makes sense to have at least part of one's investment portfolio in a relatively safe alternative, such as a money market fund. The exact allocation should depend on factors such as how soon investors will need their money, how old they are, and what long-term objectives they have.

At Evergreen Funds, we are committed to providing a strong array of funds with complementary objectives and strategies to help investors and their financial advisors assemble personal portfolios that make sense for their needs and risk tolerances. We recommend shareholders periodically review their portfolios with professional investment advisors to make sure their allocations continue to be in line with their financial plans. We can assist by providing the information you need about Evergreen Funds. If you have any questions about the funds in this report or other Evergreen Funds, we encourage you to consult your financial advisor or call us at 1-800-343-2898.

Sincerely,

/s/ William M. Ennis


William M. Ennis
Managing Director
---------
1 The Funds' fiscal year ends were changed from August 31 to January 31. The next report you receive will be in September for the semiannual period ending
     July 31, 1998.

                                   EVERGREEN
                               Money Market Fund

                    Fund at a Glance as of January 31, 1998

                             PORTFOLIO COMPOSITION
                         ----------------------------
                     (as a percentage of portfolio assets)

[Pie Chart appears below with the following percentages]

Commercial Paper-54.7%
Corp. Note/Bonds-17.3%
Certificates of Deposit-16.4%
Other-6.8%
U.S. Government and Agencies-3.2%
Bankers' Acceptance-1.6%



                                   Portfolio
                                   Management
--------------------
[Photograph appears here of Kellie Allen with the following caption]




                                  Kellie Allen
                                 Vice President
                            Capital Management Group
                            Tenure: December 1, 1997


[Photograph appears here of Bryan K. White with the following caption]


                                 Bryan K. White
                            Assistant Vice President
                            Capital Management Group
                            Tenure: December 1, 1997

                   ----------------------------------------
                            PERFORMANCE AND RETURNS


                               Class A    Class B    Class C  Class Y
Inception Date               1/4/95     1/26/95    8/1/97     11/2/87
Average Annual Returns*
One year with sales charge      N/A      -0.73%      -         N/A
One year w/o sales charge     5.00%       4.27%      -        5.32%
3 years                       3.40%       3.43%      -        5.40%
5 years                         -           -                 4.71%
10 years                        -           -        -        5.85%
Since Inception               3.44%       3.43%     2.30%     5.88%
Maximum Sales Charge            N/A       5.00%     1.00%      N/A
                                          CDSC     CDSC
7-day annualized yield        4.95%       4.24%     4.24%     5.24%
30-day annualized yield       5.00%       4.29%     4.29%     5.29%

 *Adjusted for maximum applicable sales charge


                   ----------------------------------------
                             ANNUALIZED 7-DAY YIELD


[Line Graph appears here with the following plot points]

     Class A Shares   Class B Shares    Class C Shares    Class Y Shares
2/97     4.87                4.17                                5.17
4/97     4.88                4.18                                5.2
6/97     4.94                4.24                                5.26
8/97     4.91                4.21               4.21             5.21
10/97    4.86                4.16               4.16             5.16
12/97    4.96                4.27               4.27             5.29
1/98     4.95                4.24               4.24             5.24

                        Total Net Assets: $3,546,681,561
                            Average Maturity: 57 days

An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Yields will fluctuate. Past performance is no guarantee of future results.

                                   EVERGREEN
                          Municipal Money Market Fund

                    Fund at a Glance as of January 31, 1998

                             PORTFOLIO COMPOSITION
                         ----------------------------
(as a percentage of portfolio assets)

[Pie chart appears here with the following percentages]

Variable Rate Demand Notes-69.9%
Put Bonds-24.3%
Commercial Paper and Bonds-5.3%
Anticipation Notes-0.5%


                                   Portfolio
                                   Management
                              --------------------
[Photograph appears here of Stephen C. Shachat with the following Caption]



                               Stephen C. Shachat
                                 Vice President
                                Evergreen Asset
                                Management Corp.
                            Tenure: November 2, 1988

                   ----------------------------------------
                            PERFORMANCE AND RETURNS

                             Class A     Class Y
Inception Date            1/5/95      11/2/88
Average Annual Returns
1 year                    3.18%       3.46%
3 years                   3.24%       3.54%
5 years                      -        3.19%
Since Inception           3.24%       4.10%
7-day annualized yield    3.05%       3.35%
30-day annualized yield   3.04%       3.34%

                   ----------------------------------------
                            ANNUALIZED 7-DAY YIELD

[Line graph appears here with the following plot points]


         Class A Shares            Class Y Shares
2/97           2.92                     3.22
4/97           3.65                     3.96
6/97           3.55                     3.85
8/97           2.89                     3.19
10/97          3.08                     3.39
12/97          3.46                     3.77
1/98           3.05                     3.35




     Total Net Assets: $1,057,811,694
     Average Maturity: 54 days

An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Yields will fluctuate. Past performance is no guarantee of future results.

                                   EVERGREEN
                   Pennsylvania Municipal Money Market Fund

                    Fund at a Glance as of January 31, 1998

                             PORTFOLIO COMPOSITION
                         ----------------------------
(as a percentage of portfolio assets)

[Pie chart appears here with the following percentages]

Variable Rate Notes-76.0%
Revenue and General
     Obligation Bonds-13.7%
General Market Notes-5.8%
Put or Option Tender Bonds-4.5%


                                   Portfolio
                                   Management
                              --------------------

[Photograph appears here of Diane Beaver with the following caption]




                                  Diane Beaver
                            Assistant Vice President
                            Capital Management Group
                            Tenure: January 22, 1996

                   ----------------------------------------
                            PERFORMANCE AND RETURNS

                             Class A     Class Y
Inception Date            8/22/95     8/15/91
Average Annual Returns
1 year                    3.12%       3.23%
3 years                      -        3.31%
5 years                      -        2.94%
Since Inception           3.12%       3.00%
7-day annualized yield    2.91%       3.01%
30-day annualized yield   2.94%       3.04%

                   ----------------------------------------
                             ANNUALIZED 7-DAY YIELD


          Class A Shares    Class Y Shares
2/97           3.05              2.98
4/97           3.39              3.49
6/97           3.38              3.48
8/97           3.02              3.12
10/97          3.15              3.25
12/97          3.32              3.43
1/98           2.91              3.01


     Total Net Assets: $70,391,852
     Average Maturity: 40 days


An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Yields will fluctuate. Past performance is no guarantee of future results.

                                   EVERGREEN
                          Treasury Money Market Fund

                    Fund at a Glance as of January 31, 1998

                             PORTFOLIO COMPOSITION
                         ----------------------------
(as a percentage of portfolio assets)


[Pie chart appears here with the following percentages]

Repurchase Agreements-81.0%
U.S. Treasury Notes-18.6%
Mutual Fund Shares-0.4%

                                   Portfolio
                                   Management
--------------------

[Phograph of Kellie Allen appears here with the following caption]



                                  Kellie Allen
                                 Vice President
                            Capital Management Group
                             Tenure: March 3, 1991


[Photograph of Bryan K. White appears here with the following caption]

                                 Bryan K. White
                            Assistant Vice President
                            Capital Management Group
                           Tenure: December 31, 1997

                   ----------------------------------------
                            PERFORMANCE AND RETURNS

                             Class A     Class Y
Inception Date            3/6/91      3/6/91
Average Annual Returns
1 year                    4.92%       5.23%
3 years                   5.03%       5.34%
5 years                   4.35%       4.66%
Since Inception           4.31%       4.61%
7-day annualized yield    4.43%       5.23%
30-day annualized yield   4.89%       5.19%

                   ----------------------------------------
                             ANNUALIZED 7-DAY YIELD


[Line graph appears here with the following plot points]

        Class A Shares      Class Y Shares
2/97          4.68                4.98
4/97          4.79                5.09
6/97          4.82                5.14
8/97          4.81                5.11
10/97         4.92                5.22
12/97         5.01                5.31
1/98          4.43                5.23

     Total Net Assets: $3,187,904,612
     Average Maturity: 40 days


An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Yields will fluctuate. Past performance is no guarantee of future results.

                                   EVERGREEN
                               Money Market Fund

                              Financial Highlights

                (For a share outstanding throughout each period)



                                                                                   Year Ended August 31,
                                                                                                              January 4, 1995
                                                                Five Months                                   (Commencement of
                                                                   Ended                                    Class Operations) to
                                                           January 31, 1998 (b)      1997         1996        August 31, 1995
 CLASS A SHARES
Net asset value beginning of period                            $    1.00          $   1.00     $   1.00         $    1.00
                                                               =========          ========     ========         =========
Net investment income                                               0.02              0.05         0.05              0.03
Less distributions to shareholders from net investment
 income                                                          (  0.02)          (  0.05)     (  0.05)         (   0.03)
                                                               ----------         ---------    ---------        ----------
Net asset value end of period                                  $    1.00          $   1.00     $   1.00         $    1.00
                                                               ==========         =========    =========        ==========
Total return                                                        2.08%             4.95%        5.05%             3.53%
Ratios/Supplemental Data
Ratios to average net assets
 Total expenses                                                     0.89%(a)          0.79%        0.75%             0.81%(a)
 Total expenses excluding indirectly paid expenses                  0.89%(a)          0.79%           -                 -
 Total expenses excluding waivers and/or reimbursements             0.89%(a)          0.88%        0.89%             1.02%(a)
 Net investment income                                              4.91%(a)          4.87%        4.86%             5.26%(a)
Net assets end of period (millions)                            $    2,910         $   2,803    $   1,755        $      685


                                                                                   Year Ended August 31,
                                                                                                              January 26, 1995
                                                                Five Months                                   (Commencement of
                                                                   Ended                                    Class Operations) to
                                                           January 31, 1998 (b)      1997         1996        August 31, 1995
 CLASS B SHARES
Net asset value beginning of period                            $    1.00          $   1.00     $   1.00         $    1.00
                                                               =========          ========     ========         =========

Net investment income                                               0.02              0.04         0.04              0.03
Less distributions to shareholders from net investment
 income                                                          (  0.02)          (  0.04)     (  0.04)         (   0.03)
                                                               ----------         ---------    ---------        ----------
Net asset value end of period                                  $    1.00          $   1.00     $   1.00         $    1.00
                                                               ==========         =========    =========        ==========
Total return (c)                                                    1.78%             4.22%        4.31%             2.78%
Ratios/Supplemental Data
Ratios to average net assets
 Total expenses                                                     1.59%(a)          1.49%        1.45%             1.51%(a)
 Total expenses excluding indirectly paid expenses                  1.59%(a)          1.49%           -                 -
 Total expenses excluding waivers and/or reimbursements             1.59%(a)          1.55%        1.59%             2.39%(a)
 Net investment income                                              4.22%(a)          4.16%        4.18%             4.54%(a)
Net assets end of period (millions)                            $      25         $      23    $      10        $        8

(a)  Annualized.
(b)  The Fund changed its fiscal year end from August 31 to January 31.
(c)  Excluding applicable sales charges.

























                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Money Market Fund




                              Financial Highlights

                (For a share outstanding throughout each period)


                                                                                           August 1, 1997
                                                                      Five Months         (Commencement of
                                                                         Ended          Class Operations) to
                                                                 January 31, 1998 (d)     August 31, 1997
 CLASS C SHARES
Net asset value beginning of period                                  $    1.00              $     1.00
                                                                     =========              ==========
Net investment income                                                     0.02                    0.00 (c)
Less distributions to shareholders from net investment income          (  0.02)              (    0.00)(c)
                                                                     ----------             ----------
Net asset value end of period                                        $    1.00              $     1.00
                                                                     ==========             ==========
Total return (b)                                                          1.78%                   0.37%
Ratios/Supplemental Data
Ratios to average net assets
 Total expenses                                                           1.59%(a)               1.67%(a)
 Total expenses excluding indirectly paid expenses                        1.59%(a)               1.66%(a)
 Total expenses excluding waivers and/or reimbursements                   1.59%(a)               1.69%(a)
 Net investment income                                                    4.20%(a)               4.42%(a)
Net assets end of period (millions)                                  $        2             $        5


                                                                                         August 1, 1997
                                                                        Period          (Commencement of
                                                                         Ended           Operations) to
                                                                 January 16, 1998 (e)   August 31, 1997
 CLASS K SHARES
Net asset value beginning of period                                  $    1.00            $     1.00
                                                                     =========            ==========
Net investment income                                                     0.02                  0.00 (c)

Less distributions to shareholders from net investment income          (  0.02)            (    0.00)(c)
                                                                     ----------           ----------
Net asset value end of period                                        $    1.00            $     1.00
                                                                     ==========           ==========
Total return (b)                                                          2.08%                0.38%
Ratios/Supplemental Data
Ratios to average net assets
 Total expenses                                                          0.89%(a)             0.88%(a)
 Total expenses excluding indirectly paid expenses                       0.89%(a)             0.87%(a)
 Total expenses excluding waivers and/or reimbursements                  0.89%(a)             0.91%(a)
 Net investment income                                                   4.91%(a)             4.90%(a)
Net assets end of period (thousands)                                 $        0           $      105

(a)  Annualized.
(b)  Excluding applicable sales charges.
(c)  Represents an amount less than $0.01 per share.
(d)  The Fund changed its fiscal year end from August 31 to January 31.
(e)  Class K shares were converted to Class B shares on January 16, 1998.



























                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Money Market Fund




                              Financial Highlights

                (For a share outstanding throughout each period)


                                                                            Year Ended August 31,
                                                                                                               Ten Months
                                                   Five Months                                                   Ended
                                                      Ended                                                    August 31,
                                              January 31, 1998 (c)      1997         1996         1995          1994 (b)
 CLASS Y SHARES
Net asset value beginning of period                $   1.00          $   1.00     $   1.00     $   1.00       $   1.00
                                                   ========          ========     ========     ========       ========
Net investment income                                  0.02              0.05         0.05         0.05           0.03
Less distributions to shareholders from net
 investment income                                  (  0.02)          (  0.05)     (  0.05)     (  0.05)       (  0.03)
                                                   ---------         ---------    ---------    ---------      ---------
Net asset value end of period                      $   1.00          $   1.00     $   1.00     $   1.00       $   1.00
                                                   =========         =========    =========    =========      =========
Total return                                           2.21%             5.27%        5.36%        5.38%          2.92%
Ratios/Supplemental Data
Ratios to average net assets
 Total expenses                                       0.59%(a)          0.48%        0.45%        0.53%          0.32%(a)
 Total expenses excluding indirectly paid
  expenses                                            0.59%(a)          0.48%           -            -              -
 Total expenses excluding waivers and/or
  reimbursements                                      0.59%(a)          0.54%        0.59%        0.73%          0.71%(a)
 Net investment income                                5.22%(a)          5.13%        5.16%        5.26%          3.46%(a)
Net assets end of period (millions)                $   610         $     635    $     671    $     283      $     273


                                                           Year Ended October 31,
                                                           ----------------------
                                                                                                          November 2, 1987
                                                                                                          (Commencement of
                                                                                                        Class Operations) to
                                          1993         1992         1991         1990         1989        October 31, 1988
 CLASS Y SHARES
Net asset value beginning of
 period                                $   1.00     $   1.00     $   1.00     $   1.00     $   1.00         $   1.00
                                       ========     ========     ========     ========     ========         ========
Net investment income                      0.03         0.04         0.07         0.08         0.09             0.07
Less distributions to shareholders
 from net investment income              (  0.03)     (  0.04)     (  0.07)     (  0.08)     (  0.09)         (  0.07)
                                       ---------    ---------    ---------    ---------    ---------        ---------
Net asset value end of period          $   1.00     $   1.00     $   1.00     $   1.00     $   1.00         $   1.00
                                       =========    =========    =========    =========    =========        =========
Total return                                3.23%        4.23%        6.73%        8.40%        9.39%            7.37%
Ratios/Supplemental Data
Ratios to average net assets
 Total expenses                             0.39%        0.36%        0.30%        0.35%        0.38%            0.43%(a)
 Total expenses excluding
  indirectly paid expenses                     -            -            -            -            -                -
 Total expenses excluding waivers
  and/or reimbursements                     0.71%        0.72%        0.70%        0.69%        0.75%            0.93%(a)
 Net investment income                      3.19%        4.18%        6.53%        8.08%        9.42%            7.26%(a)
Net assets end of period
 (millions)                            $     299    $     358    $     438    $     458    $     408        $     161

(a)  Annualized.
(b)  The Fund changed its fiscal year end from October 31 to August 31.
(c)  The Fund changed its fiscal year end from August 31 to January 31.



















                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Municipal Money Market Fund




                              Financial Highlights

                (For a share outstanding throughout each period)



                                                                     Five Months
                                                                        Ended
                                                                 January 31, 1998 (b)
 CLASS A SHARES
Net asset value beginning of period                                 $     1.00
                                                                    ==========
Net investment income                                                     0.01
Less distributions to shareholders from net investment income          (  0.01)
                                                                    -----------
Net asset value end of period                                       $     1.00
                                                                    ===========
Total return                                                               1.34%
Ratios/Supplemental Data
Ratios to average net assets
 Total expenses                                                            0.88%(a)
 Total expenses excluding indirectly paid expenses                         0.88%(a)
 Total expenses excluding waivers and reimbursments                        0.88%(a)
 Net investment income                                                     3.18%(a)
Net assets end of period (millions)                                 $       672



                                                                                             January 5, 1995
                                                                                             (Commencement of
                                                                  Year Ended August 31,    Class Operations) to
                                                                    1997         1996        August 31, 1995
 CLASS A SHARES
Net asset value beginning of period                              $   1.00     $   1.00        $     1.00
                                                                 ========     ========        ==========
Net investment income                                                0.03         0.03              0.02
Less distributions to shareholders from net investment income      ( 0.03)     (  0.03)         (   0.02)
                                                                 ---------    ---------       -----------
Net asset value end of period                                    $   1.00     $   1.00        $     1.00
                                                                 =========    =========       ===========
Total return                                                         3.13%        3.22%             2.24%
Ratios/Supplemental Data
Ratios to average net assets
 Total expenses                                                      0.83%        0.79%             0.78%(a)
 Total expenses excluding indirectly paid expenses                   0.83%           -                 -
 Total expenses excluding waivers and reimbursments                  0.86%        0.90%             0.90%(a)
 Net investment income                                               3.09%        3.14%             3.28%(a)
Net assets end of period (millions)                              $    667    $     661       $       555

(a)  Annualized.
(b)  The Fund changed its fiscal year end from August 31 to January 31.



























































                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Municipal Money Market Fund


                              Financial Highlights

                (For a share outstanding throughout each period)


                                                                     Five Months
                                                                        Ended
                                                                 January 31, 1998 (b)
 CLASS Y SHARES
Net asset value beginning of period                                  $    1.00
                                                                     =========
Net investment income                                                     0.01
Less distributions to shareholders from net investment income           ( 0.01)
                                                                     ----------
Net asset value end of period                                        $    1.00
                                                                     ==========
Total return                                                              1.47%
Ratios/Supplemental Data
Ratios to average net assets
 Total expenses                                                          0.58%(a)
 Total expenses excluding indirectly paid expenses                       0.58%(a)
 Total expenses excluding waivers and reimbursments                      0.58%(a)
 Net investment income                                                   3.46%(a)
Net assets end of period (millions)                                  $    386



                                                                             Year Ended August 31,
                                                                    1997        1996        1995        1994
 CLASS Y SHARES
Net asset value beginning of period                              $  1.00     $  1.00     $  1.00     $  1.00
                                                                 =======     =======     =======     =======
Net investment income                                               0.03        0.03        0.04        0.02
Less distributions to shareholders from net investment income      ( 0.03)     ( 0.03)     ( 0.04)     ( 0.02)
                                                                 --------    --------    --------    --------
Net asset value end of period                                    $  1.00     $  1.00     $  1.00     $  1.00
                                                                 ========    ========    ========    ========
Total return                                                         3.44%       3.53%       3.59%       2.50%
Ratios/Supplemental Data
Ratios to average net assets
 Total expenses                                                      0.53%       0.49%       0.50%       0.34%
 Total expenses excluding indirectly paid expenses                   0.53%          -           -           -
 Total expenses excluding waivers and reimbursments                  0.55%       0.60%       0.63%       0.64%
 Net investment income                                               3.37%       3.44%       3.53%       2.47%
Net assets end of period (millions)                              $    378    $    617    $    421    $    402


                                                                             Year Ended August 31,
                                                                    1993        1992        1991        1990
 CLASS Y SHARES
Net asset value beginning of period                              $  1.00     $  1.00     $  1.00     $  1.00
                                                                 =======     =======     =======     =======
Net investment income                                               0.03        0.04        0.05        0.06
Less distributions to shareholders from net investment income      ( 0.03)     ( 0.04)     ( 0.05)     ( 0.06)
                                                                 --------    --------    --------    --------
Net asset value end of period                                    $  1.00     $  1.00     $  1.00     $  1.00
                                                                 ========    ========    ========    ========
Total return                                                         2.61%       3.73%       5.46%       6.15%
Ratios/Supplemental Data
Ratios to average net assets
 Total expenses                                                      0.34%       0.32%       0.28%       0.31%
 Total expenses excluding indirectly paid expenses                      -           -           -           -
 Total expenses excluding waivers and reimbursments                  0.63%       0.63%       0.66%       0.71%
 Net investment income                                               2.58%       3.72%       5.23%       5.94%
Net assets end of period (millions)                              $    401    $    417    $    510    $    311



                                                                   November 2, 1988
                                                                   (Commencement of
                                                                 Class Operations) to
                                                                   August 31, 1989
 CLASS Y SHARES
Net asset value beginning of period                                  $    1.00
                                                                     =========
Net investment income                                                     0.05
Less distributions to shareholders from net investment income           (  0.05)
                                                                     ----------
Net asset value end of period                                        $    1.00
                                                                     ==========
Total return                                                               5.51%
Ratios/Supplemental Data
Ratios to average net assets
 Total expenses                                                            0.24%(a)
 Total expenses excluding indirectly paid expenses                            -
 Total expenses excluding waivers and reimbursments                        0.79%(a)
 Net investment income                                                     6.77%(a)
Net assets end of period (millions)                                  $      109

(a)  Annualized.
(b)  The Fund changed its fiscal year end from August 31 to January 31.

































                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                   Pennsylvania Municipal Money Market Fund




                             Financial Highlights

                (For a share outstanding throughout each period)



                                                                      Five Months
                                                                         Ended             Year Ended
                                                                 January 31, 1998 (c)   August 31, 1997
 CLASS A SHARES
Net asset value beginning of period                                  $    1.00             $   1.00
                                                                     =========             ========
Net investment income                                                     0.01                 0.03
Less distributions to shareholders from net investment income           (  0.01)             (  0.03)
                                                                     ----------            ---------
Net asset value end of period                                        $    1.00             $   1.00
                                                                     ==========            =========
Total return                                                               1.34%                3.05%
Ratios/Supplemental Data
Ratios to average net assets
 Total expenses                                                            0.61%(a)             0.60%
 Total expenses excluding indirectly paid expenses                         0.61%(a)             0.60%
 Total expenses excluding waivers and/or reimbursements                    0.87%(a)             0.89%
 Net investment income                                                     3.15%(a)             3.01%
Net assets end of period (millions)                                  $       37            $      36



                                                                                         August 22, 1995
                                                                      Six Months         (Commencement of
                                                                        Ended          Class Operations) to
                                                                 August 31, 1996 (b)    February 29, 1996
 CLASS A SHARES
Net asset value beginning of period                                  $    1.00             $    1.00
                                                                     =========             =========
Net investment income                                                     0.01                  0.02
Less distributions to shareholders from net investment income           (  0.01)              (  0.02)
                                                                     ----------            ----------
Net asset value end of period                                        $    1.00             $    1.00
                                                                     ==========            ==========
Total return                                                               1.49%                 1.72%
Ratios/Supplemental Data
Ratios to average net assets
 Total expenses                                                            0.55%(a)              0.47%(a)
 Total expenses excluding indirectly paid expenses                            -                     -
 Total expenses excluding waivers and/or reimbursements                    0.96%(a)              1.08%(a)
 Net investment income                                                     2.97%(a)              3.14%(a)
Net assets end of period (millions)                                  $       22            $        4


                             Five Months                             Six Months
                                Ended             Year Ended            Ended
                        January 31, 1998 (c)   August 31, 1997   August 31, 1996 (b)
 CLASS Y SHARES
Net asset value
 beginning of period        $    1.00             $   1.00          $    1.00
                            =========             ========          =========
Net investment
 income                          0.01                 0.03               0.01
Less distributions to
 shareholders from
 net investment
 income                        (  0.01)             (  0.03)           (  0.01)
                            ----------            ---------         ----------
Net asset value end
 of period                  $    1.00             $   1.00          $    1.00
                            ==========            =========         ==========
Total return                      1.38%                3.15%              1.51%
Ratios/Supplemental
 Data
Ratios to average net
 assets
 Total expenses                   0.51%(a)             0.50%              0.50%(a)
 Total expenses
  excluding
  indirectly paid
  expenses                        0.51%(a)             0.50%                 -
 Total expenses
  excluding waivers
  and/or
  reimbursements                  0.58%(a)             0.60%              0.66%(a)
 Net investment
  income                          3.26%(a)             3.10%              2.92%(a)
Net assets end of
 period (millions)          $       33            $      32         $       48



                                                                          August 15, 1991
                                                                          (Commencement of
                                   Year Ended February 28,              Class Operations) to
                           1996        1995        1994        1993      February 29, 1992
 CLASS Y SHARES
Net asset value
 beginning of period    $  1.00     $  1.00     $  1.00     $  1.00        $     1.00
                        =======     =======     =======     =======        ==========
Net investment
 income                    0.03        0.03        0.02        0.03              0.02
Less distributions to
 shareholders from
 net investment
 income                   ( 0.03)     ( 0.03)     ( 0.02)     ( 0.03)         (   0.02)
                        --------    --------    --------    --------       -----------
Net asset value end
 of period              $  1.00     $  1.00     $  1.00     $  1.00        $     1.00
                        ========    ========    ========    ========       ===========
Total return                3.55%       2.81%       2.10%       2.68%             2.20%
Ratios/Supplemental
 Data
Ratios to average net
 assets
 Total expenses             0.37%       0.33%       0.47%       0.35%             0.19%(a)
 Total expenses
  excluding
  indirectly paid
  expenses                     -           -           -           -                 -
 Total expenses
  excluding waivers
  and/or
  reimbursements            0.73%       1.05%       1.26%       1.07%             0.77%(a)
 Net investment
  income                    3.42%       3.09%       2.10%       2.62%             3.90%(a)
Net assets end of
 period (millions)      $     83    $     44    $     14    $     16       $        21

(a)  Annualized.
(b)  The Fund changed its fiscal year end from February 29 to August 31.
(c)  The Fund changed its fiscal year end from August 31 to January 31.














                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Treasury Money Market Fund




                              Financial Highlights

                (For a share outstanding throughout each period)



                                               Year Ended August 31,
                             Five Months
                                Ended
                        January 31, 1998 (c)      1997        1996
 CLASS A SHARES
Net asset value
 beginning of period        $    1.00         $  1.00     $  1.00
                            =========         =======     =======
Net investment
 income                          0.02           0.05        0.05
Less distributions to
 shareholders from
 net investment
 income                        (  0.02)       ( 0.05)     ( 0.05)
                            ----------        -------     -------
Net asset value end
 of period                  $    1.00         $  1.00     $  1.00
                            ==========        =======     =======
Total return                      2.07%         4.82%       4.98%
Ratios/Supplemental
 Data
Ratios to average net
 assets
 Total expenses                   0.73%(a)      0.72%       0.69%
 Total expenses
  excluding
  indirectly paid
  expenses                        0.73%(a)      0.72%          -
 Total expenses
  excluding
  waivers and
  reimbursments                   0.73%(a)      0.72%       0.77%
 Net investment
  income                          4.89%(a)      4.73%       4.76%
Net assets end of
 period (millions)          $    2,616        $2,485      $2,608



                                                                                    March 6, 1991
                           Eight Months                                            (Commencement of
                               Ended              Year Ended December 31,        Class Operations) to
                        August 31, 1995 (b)     1994        1993        1992      December 31, 1991
 CLASS A SHARES
Net asset value
 beginning of period       $     1.00        $  1.00     $  1.00     $  1.00        $     1.00
                           ==========        =======     =======     =======        ==========
Net investment
 income                          0.03           0.04        0.03        0.03              0.04
Less distributions to
 shareholders from
 net investment
 income                       (   0.03)        ( 0.04)     ( 0.03)     ( 0.03)         (   0.04)
                           -----------       --------    --------    --------       -----------
Net asset value end
 of period                 $     1.00        $  1.00     $  1.00     $  1.00        $     1.00
                           ===========       ========    ========    ========       ===========
Total return                      3.58%          3.75%       2.73%       3.36%             4.46%
Ratios/Supplemental
 Data
Ratios to average net
 assets
 Total expenses                   0.63%(a)       0.50%       0.48%       0.48%             0.47%(a)
 Total expenses
  excluding
  indirectly paid
  expenses                           -              -           -           -                 -
 Total expenses
  excluding
  waivers and
  reimbursments                   0.79%(a)       0.78%       0.82%       0.82%             1.08%(a)
 Net investment
  income                          5.30%(a)       3.91%       2.70%       3.22%             4.95%(a)
Net assets end of
 period (millions)         $     1,178       $    755    $    261    $    209       $       100


                                               Year Ended August 31,
                             Five Months
                                Ended
                        January 31, 1998 (c)      1997        1996
 CLASS Y SHARES
Net asset value
 beginning of period        $    1.00          $  1.00     $  1.00
                            =========          =======     =======
Net investment
 income                          0.02             0.05        0.05
Less distributions to
 shareholders from
 net investment
 income                        (  0.02)          ( 0.05)     ( 0.05)
                            ----------         --------    --------
Net asset value end
 of period                  $    1.00          $  1.00     $  1.00
                            ==========         ========    ========
Total return                      2.20%            5.14%       5.29%
Ratios/Supplemental
 Data
Ratios to average net
 assets
 Total expenses                   0.43%(a)         0.42%       0.39%
 Total expenses
  excluding
  indirectly paid
  expenses                        0.43%(a)         0.42%          -
 Total expenses
  excluding
  waivers and
  reimbursments                   0.43%(a)         0.43%       0.47%
 Net investment
  income                          5.19%(a)         5.02%       5.12%
Net assets end of
 period (millions)          $      572         $    547    $    760



                                                                                    March 6, 1991
                           Eight Months                                            (Commencement of
                               Ended              Year Ended December 31,        Class Operations) to
                        August 31, 1995 (b)     1994        1993        1992      December 31, 1991
 CLASS Y SHARES
Net asset value
 beginning of period       $     1.00        $  1.00     $  1.00     $  1.00        $     1.00
                           ==========        =======     =======     =======        ==========
Net investment
 income                          0.04           0.04        0.03        0.04              0.05
Less distributions to
 shareholders from
 net investment
 income                       (   0.04)        ( 0.04)     ( 0.03)     ( 0.04)         (   0.05)
                           -----------       --------    --------    --------       -----------
Net asset value end
 of period                 $     1.00        $  1.00     $  1.00     $  1.00        $     1.00
                           ===========       ========    ========    ========       ===========
Total return                      3.78%          4.06%       3.04%       3.67%             4.66%
Ratios/Supplemental
 Data
Ratios to average net
 assets
 Total expenses                   0.33%(a)       0.20%       0.18%       0.17%             0.20%(a)
 Total expenses
  excluding
  indirectly paid
  expenses                           -              -           -           -                 -
 Total expenses
  excluding
  waivers and
  reimbursments                   0.49%(a)       0.48%       0.52%       0.52%             0.52%(a)
 Net investment
  income                          5.60%(a)       3.78%       3.00%       3.61%             5.53%(a)
Net assets end of
 period (millions)         $       277       $    163    $    366    $    286       $       265

(a)  Annualized.
(b)  The Fund changed its fiscal year end from December 31 to August 31.
(c)  The Fund changed its fiscal year end from August 31 to January 31.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Money Market Fund




                            Schedule of Investments

                                January 31, 1998





      Principal
       Amount                                                        Value
BANKERS' ACCEPTANCES-YANKEE & EURO DOLLAR - 1.6%
$ 10,000,000          Fuji Bank Limited (New York),
                      5.62%, 2/2/98 ......................     $ 9,998,439
 28,650,000           Industrial Bank Of Japan Ltd.,
                      5.68%, 4/17/98 .....................      28,310,975
 19,700,000           Sanwa Bank Limited,
                      6.00%, 2/17/98 .....................      19,647,466
                                                               -----------
                      Total Bankers' Acceptances-Yankee &
                      Euro Dollar (cost $57,956,880) .....      57,956,880
                                                               -----------
CERTIFICATES OF DEPOSIT - 16.4%
 50,000,000           Bank Of Nova Scotia,
                      5.81%, 8/5/98 ......................      49,992,722
                      Bank Of Tokyo Mitsubishi:
 50,000,000             6.02%, 5/18/98 ...................      50,001,429
 50,000,000             6.18%, 2/5/98 ....................      50,002,533
 50,000,000           Banque National de Paris (New York),
                      5.90%, 11/12/98 ....................      50,000,000
                      Bayerische Vereinsbank AG (New York):
 25,000,000             5.92%, 10/5/98 ...................      25,000,000
 25,000,000             6.15%, 5/11/98 ...................      25,000,000
 50,000,000           Credit Suisse First Boston, Inc.,
                      Floating Rate Certificates of Deposit,
                      5.70%, 12/14/98 ....................      50,000,000
  5,000,000           Deutsche Bank AG,
                      5.91%, 3/17/98 .....................       4,999,827
                      National Bank Of Canada (New York):
 50,000,000             5.93%, 9/14/ 98 ..................      49,985,273
 50,000,000             6.00%, 6/26/98 ...................      50,000,000
 25,000,000           Norinchukin Bank (New York),
                      5.82%, 3/4/98 ......................      25,000,209
  1,000,000           Rabobank Nederland N.V.,
                      5.99%, 3/24/98 .....................         999,709
                      Societe Generale (New York):
 25,000,000             5.66%, 2/23/98 ...................      25,000,000
 25,000,000             5.97%, 9/15/98 ...................      25,015,021
 50,000,000           Standard Chartered Bank,
                      5.95%, 10/19/98 ....................      49,996,596
 50,000,000           Svenska Handlesbanken, Inc.,
                      5.96%, 8/13/98 .....................      49,989,892
                                                               ===========
                      Total Certificates of Deposit
                      (cost $580,983,211) ................     580,983,211
                                                               ===========
COMMERCIAL PAPER * - 54.8%
                        Asset-Backed - 0.7%
 25,000,000           Standard Credit Card Master Trust I,
                      5.50%, 2/19/98 .....................      24,931,250
                                                               -----------
                      Automotive Equipment &
                       Manufacturing - 1.5%
 29,450,000           Daimler-Benz North America Corp.,
                      5.55%, 4/1/98 ......................      29,182,128
 25,000,000           Hertz Corp.,
                      5.58%, 2/6/98 ......................      24,980,625
                                                               -----------
                                                                54,162,753
                                                               -----------
                               Banks - 2.9%
 25,000,000           Bankers Trust Co.,
                      6.15%, 5/28/98 .....................      24,999,242
 25,000,000           BCI Funding Corp.,
                      5.71%, 2/11/98 .....................      24,960,347
 30,000,000           NationsBank Corp.,
                      5.52%, 2/10/98 .....................      29,958,600


      Principal
       Amount                                                        Value
COMMERCIAL PAPER * - continued
                      Banks - continued
$25,000,000           Sumitomo Bank Capital Markets, Inc.,
                      5.82%, 2/4/98 ......................     $24,987,875
                                                               -----------
                                                               104,906,064
                                                               -----------
                             Brokers - 1.4%
 49,455,000           Goldman Sachs Group,
                      5.60%, 2/2/98                             49,447,307
                                                               -----------
                      Business Equipment & Services - 0.5%
 18,500,000           JLUS Funding Corp.,
                      (LOC: Norinchukin Bank)
                      6.03%, 2/12/98 .....................      18,465,914
                                                               ===========
                      Diversified Companies - 0.3%
 10,000,000           Finova Capital Corp.,
                      5.70%, 2/2/98 ......................       9,998,417
                                                               -----------
                            Finance - 42.8%
 19,000,000           Amsterdam Funding Corp.,
                      5.78%, 2/9/98 ......................      18,975,596
 47,460,000           Anchor Funding Corp.,
                      5.65%, 2/11/98 .....................      47,385,514
 50,000,000           Apex Funding Corp., (LOC: Bank of
                      Tokyo-Mitsubishi Ltd.),
                      5.72%, 4/6/98 ......................      49,491,556
                      Atlas Funding Corp., (LOC: Dai-Ichi
                      Kangyo Bank Ltd.):
 45,000,000             5.80%, 2/18/98 ...................      44,876,750
 30,000,000             5.86%, 2/17/98 ...................      29,921,867
 26,275,000             5.90%, 2/11/98 ...................      26,231,938
                      Banner Receivables Corp.,
                      (LOC Republic Bank):
 30,000,000             5.58%, 2/11/98 ...................      29,953,500
 19,040,000             5.70%, 2/5/98 ....................      19,027,941
                      Broadway Capital Corp.:
 25,000,000             5.52%, 2/20/98 ...................      24,927,167
  9,200,000             6.35%, 2/2/98 ....................       9,198,377
 50,000,000           Budget Funding Corp.,
                      5.50%, 2/24/98 .....................      49,824,305
 50,000,000           Clipper Receivables Corp.,
                      5.49%, 2/18/98 .....................      49,870,375
 38,418,000           FP Funding Corp.,
                      (LOC: The Bank of Tokyo-Mitsubishi
                      Ltd.),
                      5.80%, 2/6/98 ......................      38,387,052
 35,000,000             5.58%, 2/19/98 ...................      34,902,350
 20,819,000             5.60%, 2/18/98 ...................      20,763,945
 35,000,000             5.65%, 2/5/98 ....................      34,978,028
 20,064,000             5.77%, 2/3/98 ....................      20,057,569
 35,619,000             5.77%, 2/4/98 ....................      35,601,873
                      GTE Funding, Inc.:
 25,000,000             5.55%, 2/3/98 ....................      24,992,291
 49,640,000             5.75%, 2/11/98 ...................      49,560,714
 20,100,000           Lexington Parker Capital Corp.,
                      5.48%, 2/6/98 ......................      20,084,702
 35,450,000           Madison Funding, Inc.,
                      5.55%, 2/19/98 .....................      35,351,626
 50,000,000           Mont Blanc Capital Corp.,
                      5.51%, 3/5/98 ......................      49,755,111

                                   EVERGREEN
                               Money Market Fund




                      Schedule of Investments (continued)

                                January 31, 1998




      Principal
       Amount                                                       Value
COMMERCIAL PAPER * - continued
                      Finance - continued
$25,682,000           Monte Rosa Capital Corp.,
                      5.48%, 3/5/98 .....................     $  25,556,900
                       Old Line Funding Corp.,
                      (LOC: Dai-Ichi Kangyo Bank, Ltd.):
 25,121,000             5.50%, 2/23/98 ..................        25,036,565
 22,289,000             5.52%, 2/17/98 ..................        22,234,318
 50,000,000           Orix America, Inc.,
                      (LOC: Norinchukin Bank)
                      5.83%, 10/23/98 ...................        50,000,000
                      Sanwa Business Credit Corp.,
                      (LOC: Fuji Bank Ltd.):
 35,000,000             5.60%, 2/17/98 ..................        34,912,889
 30,000,000             5.65%, 2/3/98 ...................        29,990,583
                      Seven Hills Funding Corp.:
100,000,000             5.67%, 2/2/98 ...................        99,984,250
 50,000,000             5.75%, 2/2/98 ...................        49,992,014
 30,717,000           Strategic Asset Funding Corp.,
                      (Series A, Years 1&2)
                      5.80%, 2/9/98 .....................        30,677,409
                      Tri-Lateral Capital (USA), Inc.,
                      (LOC: Industrial Bank of Japan Ltd.):
 50,000,000             5.55%, 2/5/98 ...................        49,969,167
 50,000,000             5.70%, 2/2/98 ...................        49,992,083
 50,000,000             6.00%, 2/20/98 ..................        49,841,667
 35,000,000           WCP Funding, Inc.,
                      5.47%, 3/17/98 ....................        34,766,006
 23,572,000           Windmill Funding Corp.,
                      5.50%, 2/23/98 ....................        23,492,772
                      Wood Street Funding Corp.,
                      (LOC: Royal Bank of Canada):
 35,138,000            5.50%, 2/3/98 ....................        35,127,263
 25,081,000             5.50%, 2/12/98 ..................        25,038,850
                      Working Capital Management
                      Co. L.P.,
 75,000,000            5.85%, 2/2/98 ....................        74,987,812
                       (LOC: Industrial Bank of Japan Ltd.)
 42,230,000             5.65%, 2/13/98 ..................        42,150,467
                                                              -------------
                                                              1,517,871,162
                                                              -------------
                      Industrial Specialty Products &
                        Services - 1.3%
 46,821,000           Thames Asset Global Securitization,
                      5.48%, 4/20/98 ....................        46,265,078
                                                              -------------
                       Insurance - 1.6%
 25,500,000           ING America Insurance HL,
                      5.73%, 3/4/98 .....................        25,374,179
 30,000,000           Safeco Credit Company, Inc.,
                      5.70%, 2/9/98 .....................        29,962,000
                                                              -------------
                                                                 55,336,179
                                                              -------------
                           Other - 0.9%
 32,500,000           Fingerhut Owner Trust,
                      5.48%, 2/20/98 ....................        32,406,003
                                                              -------------
                      Telecommunication Services &
                       Equipment - 0.9%
 30,600,000           GTE Corp.,
                      5.55%, 2/9/98 .....................        30,562,260
                                                              -------------
                      Total Commercial Paper
                      (cost $1,944,352,387) .............     1,944,352,387
                                                              -------------


      Principal
       Amount                                                       Value
CORPORATE NOTES - 17.4%
                      Abbey National PLC, Treasury
                      Services, MTN:
$25,000,000             5.72%, 1/29/99 ..................     $  25,000,000
 25,000,000             6.19%, 4/7/98 ...................        24,997,151
 25,000,000           BankBoston,
                      5.90%, 8/7/98 .....................        25,000,000
 25,000,000           BankBoston, Medium Senior Notes,
                      5.74%, 4/21/98 ....................        25,000,000
 15,000,000           Beneficial Corp. MTN,
                      6.09%, 5/28/98 ....................        15,016,089
 70,000,000           Bravo Trust Series,
                      5.65%, 10/15/98, (a) ..............        70,000,365
  4,500,000           Gesmundo & Associates, Inc.,
                      (LOC: First of America Bank N.A.)
                      5.60%, VRDN .......................         4,500,000
 20,000,000           Heller Financial, Inc.,
                      9.38%, 3/15/98 ....................        20,069,387
  8,300,000           Houlihan Brothers,
                      (LOC: First of America Bank N.A.)
                      5.60%, VRDN .......................         8,300,000
  5,000,000           KBL Capital Fund Inc.,
                      (LOC: First of America Bank N.A.)
                      5.60%, VRDN .......................         5,000,000
 13,260,000           LAM Funding LLC,
                      (LOC: First of America Bank N.A.)
                      5.60%, VRDN .......................        13,260,000
                      Lehman Brothers Holdings, Inc.:
 40,000,000             5.65%, 1/13/99 ..................        40,000,000
  1,819,000             5.75%, 11/15/98 .................         1,814,453
  5,000,000             5.97%, 8/10/98 ..................         5,007,494
 10,000,000             6.84%, 9/25/98 ..................        10,047,040
 19,464,000             (Eff. Yield 5.84%)
                      0.00%, 5/16/98 ....................        19,136,019
 30,000,000             5.74%, 1/13/99 ..................        30,000,000
 14,000,000           Manitoba Province (Canada),
                      9.50%, 9/15/98 ....................        14,291,042
 75,000,000           Morgan Guaranty Trust Co. (New York),
                      5.93%, 8/31/98 ....................        75,008,140
 13,000,000           Morgan Stanley Dean Witter
                      Discover & Co.,
                      5.69%, 2/12/98 ....................        13,000,530
 50,000,000           Morgan Stanley Dean Witter
                      Discover & Co., FRN,
                      5.91%, 6/16/98 ....................        50,000,000
  5,000,000           Northern Trust Co. Bank, MTN,
                      5.96%, 6/17/98 ....................         5,000,500
 25,000,000           PHH Corp., MTN,
                      5.69%, 2/25/98 ....................        24,997,622
 15,000,000           Salomon, Inc.,
                      6.16%, 2/13/98 ....................        15,036,090
 26,000,000           Salomon, Inc., MTN,
                      7.76%, 5/11/98 ....................        26,150,402
 50,000,000           Sigma Finance Corp., MTN,
                      6.00%, 9/16/98 ....................        50,000,000
                                                              -------------
                      Total Corporate Notes
                      (cost $615,632,324) ...............       615,632,324
                                                              -------------
FUNDING AGREEMENT - 2.8%
 (cost $100,000,000)
100,000,000           General American, Cash Manager Plus,
                      6.14%, 2/1/98 .....................       100,000,000
                                                              -------------

                                   EVERGREEN
                               Money Market Fund




                      Schedule of Investments (continued)

                                January 31, 1998


   Principal
    Amount                                     Value
TAXABLE MUNICIPALS - 2.6%
 $ 5,900,000  Brittany Acres,
              6.22%, VRDN .............    $  5,900,000
  84,500,000  Macon Trust Pooled Variable
              Certificates,
              5.96%, VRDN (a) .........      84,500,000
                                           ------------
              Total Taxable Municipals
              (cost $90,400,000) ......      90,400,000
                                           ------------
GOVERNMENT AGENCY BONDS & NOTES - 3.2%
              Federal Home Loan Bank:
   5,000,000   5.88%, 2/26/98 .........       5,000,000
  30,000,000   6.00%, 12/30/98 ........      30,000,000
   5,000,000  Federal National Mortgage
              Assn.,
              5.44%, 2/13/98 ..........       5,000,000
  75,000,000  Federal National Mortgage
              Assn. MTN,
              5.60%, 2/4/98 ...........      74,979,051
                                           ------------
              Total Government Agency
              Bonds &
              Notes (cost $114,979,051)     114,979,051
                                           ------------
REPURCHASE AGREEMENT - 1.4%
 (cost $49,533,111)
  49,533,111  Dresdner Bank AG,
              5.57%, dated 01/30/98, due
              2/2/98,
              maturity value $49,556,103(b)  49,533,111
                                           ------------


   Shares                                                    Value
MUTUAL FUND SHARES - 0.0% (cost $1,234,968)
 1,234,968   Federated Prime Value Obligation Fund.     $    1,234,968
                                                        ==============
             Total Investments
             (cost $3,555,071,932) .....     100.2%      3,555,071,932
             Other Assets and
             Liabilities - Net .........     ( 0.2)         (8,390,371)
                                             -----      --------------
             Net Assets - ..............     100.0%     $3,546,681,561
                                             =====      ==============


Summary of Abbreviations:
FRN   Floating Rate Note
LOC   Letter of Credit
MTN   Medium Term Note
VRDN  Variable Rate Demand Note












(a) Securities may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b) Collateralized by $42,125,000 U.S. Treasury Notes, 6.125%, due 3/31/98, and $7,105,000 U.S. Treasury Notes, 7.50%, due 10/31/99; total value including accrued interest $50,525,658.

*  Rates listed represent yield to maturity.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 1998.

















                   See Combined Notes to Financial Statements

                                   EVERGREEN
                          Municipal Money Market Fund




                            Schedule of Investments

                                January 31, 1998





      Principal
       Amount                                                       Value
MUNICIPAL BONDS - 99.5%
                          Alabama - 5.7%
                      Alabama IDA-IDRB:
$2,150,000             Air-Dro Cylinders, Inc.,
                      (LOC: Fleet Bank, N.A.),
                      3.85%, VRDN ......................     $2,150,000
 3,470,000             Automation Technologies Ind. Inc.,
                      (LOC: Columbus Bank & Trust Co.),
                      3.85%, VRDN ......................      3,470,000
                      Commercial Development Authority
                      of the City of Birmingham RB:
 1,035,000             Avondale Comm. Park, Phase II,
                      (LOC: Amsouth Bank, N.A.),
                      3.85%, VRDN ......................      1,035,000
   625,000             Southside Business Ctr.,
                      (LOC: Amsouth Bank, N.A),
                      3.85%, VRDN ......................        625,000
 1,500,000            Florence, Alabama IDRB, Die Tech
                      Inc. Project,
                      (LOC: Southtrust Bank of Alabama),
                      3.88%, VRDN ......................      1,500,000
 1,400,000            Guntersville, Alabama IDB-IDRB, KSG
                      Realty Inc. Project,
                      (LOC: National Bank of Canada),
                      3.88%, VRDN ......................      1,400,000
 2,955,000            IDB of Mobile County RB, Sherman
                      Intl. Corp., Ser. 1994A,
                      (LOC: Columbus Bank & Trust Co.),
                      3.85%, VRDN ......................      2,955,000
14,000,000            Jefferson County, Alabama Sewer
                      Revenue, Susquehanna Structured
                      Products,
                      (LIQ: Chase Manhattan Bank & Ins.
                      by FGIC),
                      3.75%, VRDN ......................     14,000,000
 9,060,000            Mobile, Alabama IDB, International
                      Paper Company Project, Ser.
                      1983A, ARB,
                      (Gtd. by International Paper Co.),
                      4.00%, 11/16/98 ..................      9,060,000
18,790,000            Mobile, Alabama PCRB, International
                      Paper Company Project, ARB,
                      (Gtd. by International Paper Co.),
                      3.85%, 4/15/98 ...................     18,790,000
 5,200,000            Phenix City, Alabama Environmental
                      IDRB, Mead Coated Board Project,
                      (LOC: Sumitomo Bank),
                      4.00%, VRDN ......................      5,200,000
                                                             ==========
                                                             60,185,000
                                                             ==========
                           Alaska - 1.8%
18,820,000            Alaska State Dept. Admin. COP,
                      Puttable Floating Option Tax Exempt
                      Receipts, Ser. PT-94,
                      (LIQ: Cr. Suisse & Ins. by Capital
                      Mkt. Assurance),
                      3.75%, VRDN ......................     18,820,000
                                                             ==========
                          Arizona - 0.0%
   200,000            Maricopa County IDA, McLane Co.,
                      Inc., Ser. 1984,
                      (LOC: Wachovia Bank of Georgia),
                      3.95%, VRDN ......................        200,000
                                                             ==========


      Principal
       Amount                                                       Value
MUNICIPAL BONDS - continued
                         Arkansas - 0.3%
$3,655,000            Magnolia, Arkansas IDRB, American
                      Fuel Cell Project,
                      (LOC: Credit Comml de France),
                      4.10%, VRDN ......................     $3,655,000
                                                             ==========
                       California - 8.8%
 6,600,000            California State RAN, 1997 Trust
                      Receipts Ser. 23,
                      (LOC: Bank of New York),
                      4.00%, VRDN ......................      6,600,000
 4,250,000            City of Paramount MHRB, Century
                      Place Apt., Ser. 1989A,
                      (LOC: Heller Financial Inc.),
                      4.05%, VRDN ......................      4,250,000
 1,900,000            Glenn County IDA-PCRB, Land
                      O'Lakes, Inc., Ser. 1995,
                      (LOC: Sanwa Bank, Ltd.),
                      4.40%, VRDN ......................      1,900,000
 5,000,000            Los Angeles, California MHRB,
                      Channel Gateway Apartments,
                      Ser. 89B,
                      (LOC: Fuji Bank Ltd.),
                      4.20%, VRDN ......................      5,000,000
 6,440,000            Los Angeles, California Municipal
                      Improvement Corp. COP, Equipment
                      and Real Property Acquisition
                      Program, ARB,
                      4.50%, 10/1/98 ...................      6,460,564
 1,100,000            Ontario, California, IDA-RB,
                      Erenberg Brothers Project
                      Ser.1988A, Issue I,
                      (LOC: Tokai Bank, Ltd.),
                      4.50%, VRDN ......................      1,100,000
                      Orange County, California, Apartment
                      Development, ARB:
                      (LOC: Tokai Bank Ltd.):
 5,000,000             Villas Aliento Project, Issue R,
                      4.35%, 8/15/98 ...................      5,000,000
12,200,000             Villas De La Paz, Issue O,
                      4.35%, 8/15/98 ...................     12,200,000
                      Pitney Bowes Credit Corp. Leasetops
                      Trusts:
24,424,645             Bart Telesystem Lease,
                      (LOC: ABN-Amro Bank, N.V.),
                      3.70%, VRDN (a) ..................     24,424,645
12,930,099             San Diego Regl. Comm. Sys.
                      Lease, Ser. 1996A,
                      (LOC: Landesbank Hessen &
                      Gtd. by Pitney Bowes),
                      3.70%, VRDN (a) ..................     12,930,099
 4,400,000            Sacramento County, California MHRB,
                      River Terrace Apts. Project, Ser. C,
                      (LOC: Dai-Ichi Kangyo Bank),
                      4.15%, VRDN ......................      4,400,000
 9,300,000            San Diego, California Public
                      Facilities Financing, Puttable
                      Floating Option Tax Exempt Receipts
                      Part 1010,
                      (LIQ: Merrill Lynch & Ins. by FGIC),
                      3.55%, VRDN ......................      9,300,000
                                                             ==========
                                                             93,565,308
                                                             ==========

                                   EVERGREEN
                          Municipal Money Market Fund




                      Schedule of Investments (continued)

                                January 31, 1998




      Principal
       Amount                                                       Value
MUNICIPAL BONDS - continued
                        Colorado - 1.2%
$2,500,000            Adams County IDRB, Yellow Freight
                      Systems, Inc., Ser. 1983,
                      (LOC: Union Bank of Switzerland),
                      3.95%, VRDN ......................     $2,500,000
 4,760,000            Colorado HFA RB MERLOTS, Ser. C,
                      ARB,
                      (LOC: CoreStates Bank, N.A.),
                      4.10%, 2/1/98 ....................      4,760,000
 2,900,000            Dove Valley Metropolitan District
                      Arapahoe County GO, Ser. 1996C,
                      ARB,
                      (LOC: Dai-Ichi Kangyo Bank, Ltd.),
                      4.25%, 11/1/98 ...................      2,900,000
 2,680,000            Parkview Metropolitan District,
                      Arapahoe County GO, Ser. 1993,
                      (LOC: Colorado National Bank),
                      3.75%, VRDN ......................      2,680,000
                                                             ==========
                                                             12,840,000
                                                             ==========
                        Delaware - 0.5%
 3,000,000            Delaware EDA-IDRB, Arlon, Inc.,
                      Ser. 1989,
                      (LOC: Bank of America, IL),
                      3.90%, VRDN ......................      3,000,000
   380,000            Delaware Housing Authority RB
                      MERLOTS, Ser. G, ARB,
                      (LIQ: CoreStates Bank & Ins. by FSA)
                      4.15%, 3/1/98 (a) ................        380,000
 2,480,000            New Castle County EDRB, Toys R Us
                      Inc. Project,
                      (LOC: Bankers Trust Co., NY),
                      3.60%, VRDN ......................      2,480,000
                                                             ==========
                                                              5,860,000
                                                             ==========
                      District of Columbia - 1.0%
 5,120,000            District of Columbia GO RB,
                      Puttable Floating Option Tax Exempt
                      Receipts, Ser. PA-64, Ser. 1993C,
                      (LIQ: Merrill Lynch & Ins. by FGIC),
                      3.80%, VRDN ......................      5,120,000
   500,000            District of Columbia GO, Series A,
                      (Ins. by AMBAC)
                      7.25%, 6/1/98 ....................        505,187
 4,500,000            District of Columbia HFA SFHRB,
                      Ser. 97, ARB,
                      (COLL: GNMA),
                      4.05%, 9/1/98 ....................      4,500,000
                                                             ==========
                                                             10,125,187
                                                             ==========
                         Florida - 1.9%
 6,835,000            Orange County Florida Health
                      Facilities Authority MSTR, SAK 11,
                      (LIQ: Credit Suisse First Boston &
                      Ins. by AMBAC),
                      3.75%, VRDN ......................      6,835,000
 2,800,000            Orange County HFA MHRB, Oakwood
                      Project 1985, Ser. E,
                      (LOC: Fleet Bank, N.A.),
                      4.00%, 10/1/98 ...................      2,800,000
 5,875,000            Palm Beach County School Board,
                      MSTR Ser. 1996B,
                      (LIQ: Norwest Bank, MN & Ins. by
                      AMBAC),
                      3.70%, VRDN ......................      5,875,000


      Principal
       Amount                                                       Value
MUNICIPAL BONDS - continued
                      Florida - continued
$  955,000            Palm Beach Housing Project RB,
                      Meridian Housing, Ser. 1985,
                      (LOC: Union Bank of California,
                      N.A.),
                      4.25%, VRDN ......................     $  955,000
 3,900,000            Tampa Florida Capital Improvement
                      Program RB, Puttable Floating Trust
                      Receipts PT-96,
                      (LOC: Merrill Lynch),
                      3.75%, VRDN ......................      3,900,000
                                                             ==========
                                                             20,365,000
                                                             ==========
                         Georgia - 3.7%
 1,000,000            Albany Dougherty County Hospital
                      RB, Merck & Co.Project, Ser. 1984A,
                      (Gtd. by Merck & Co.),
                      3.95%, VRDN ......................      1,000,000
 5,000,000            Albany Dougherty Payroll, Ser.
                      1982A, Merck & Co. Project,
                      (Gtd. by Merck & Co.),
                      3.70%, VRDN ......................      5,000,000
 1,000,000            Cherokee County, Georgia EDA IDR,
                      Piolax Corporation Project,
                      (LOC: Industrial Bank of Japan),
                      4.00%, VRDN ......................      1,000,000
 2,200,000            Columbus Housing Authority MHRB
                      RRB, Quail Ridge Project, Ser. 1988,
                      (LOC: Columbus Bank & Trust Co.),
                      3.90%, VRDN ......................      2,200,000
10,980,000            De Kalb County, Georgia MHRB, Stone
                      Mountains Apts. Puttable Floating
                      Option Tax Exempt Receipts, PA-213,
                      (LOC: Merrill Lynch),
                      3.75%, VRDN ......................     10,980,000
                      Georgia Municipal Electric
                      Authority Power Revenue MSTR:
                      (LIQ: Credit Suisse First Boston &
                      Ins. by MBIA):
 8,000,000             SAK14,
                      3.75%, VRDN ......................      8,000,000
 5,040,000             SAK15,
                      3.75%, VRDN ......................      5,040,000
 6,000,000            Polk County Development Authority
                      RB, Kimoto Tech. Inc., Ser. 1985,
                      (LOC: Indl. Bank of Japan, Ltd.),
                      3.95%, VRDN ......................      6,000,000
                                                             ==========
                                                             39,220,000
                                                             ==========
                       Illinois - 16.4%
13,311,000            ABN Amro Chicago Corporation
                      Leasetop COP, Master Trust I,
                      Ser. 1997-1,
                      (LOC: LaSalle National Bank),
                      3.70%, VRDN (a) ..................     13,311,000
 2,820,000            Arlington Heights, Illinois MHRB
                      RRB, Dunton Tower Apts. Project,
                      (LOC: Heller Financial, Inc.),
                      4.30%, VRDN ......................      2,820,000
 1,700,000            Chicago IDR, Federal Marine
                      Terminal Project,
                      (LOC: Canadian Imperial Bank of
                      Commerce),
                      3.95%, VRDN ......................      1,700,000

                                   EVERGREEN
                          Municipal Money Market Fund




                      Schedule of Investments (continued)

                                January 31, 1998




      Principal
       Amount                                                            Value
MUNICIPAL BONDS - continued
                      Illinois - continued
$25,000,000           Chicago, Illinois Sales Tax
                      Revenue, Susquehanna Structured
                      Products, MSTR SSP-9,
                      (LIQ: Chase Manhattan Bank & Ins.
                      by FGIC),
                      3.75%, VRDN ...........................     $25,000,000
  9,595,000           City of Aurora MHRB, Fox Valley
                      Village Apts., Ser. 1993,
                      (LOC: Sumitomo Bank, Ltd.),
                      4.25%, VRDN ...........................       9,595,000
  2,900,000           City of Chicago GO, MSTR SAK-13,
                      Ser. 1995A-2,
                      (LIQ: Credit Suisse First Boston &
                      Ins. by AMBAC),
                      3.75%, VRDN ...........................       2,900,000
  1,000,000           City of Peoria IDR, PMP
                      Fermentation Products, Inc.,
                      (LOC: Sanwa Bank, Ltd.),
                      4.15%, VRDN ...........................       1,000,000
  6,500,000           City of Peoria Solid Waste Disposal
                      RB, PMP Fermentation Products Inc.,
                      Ser. 1996,
                      (LOC: Sanwa Bank, Ltd.),
                      4.15%, VRDN ...........................       6,500,000
  5,900,000           City of West Chicago IDRB, Acme
                      Printing Inc., Ser. 1989,
                      (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
                      3.98%, VRDN ...........................       5,900,000
  3,500,000           Illinois Development Finance
                      Authority EDRB, MTI Corp.,
                      (LOC: Indl. Bank of Japan, Ltd.),
                      4.20%, VRDN ...........................       3,500,000
  3,500,000           Illinois Development Finance
                      Limited Obligation Revenue, Decatur
                      Mental Health Center Project,
                      (LOC: First Bank of America,
                      Illinois),
                      3.70%, VRDN ...........................       3,500,000
                      Oakbrook Terrace, Illinois MHRB,
                      Renaissance Project, ARB:
                      (LOC: Trinity Funding Corp. and Ins.
                      by FGIC):
 35,000,000            Ser. A Subseries II,
                      4.95%, 11/3/98 ........................      35,000,000
 29,000,000            Ser. A Subseries III,
                      4.95%, 11/3/98 ........................      29,000,000
  1,850,000           Skokie, Illinois EDRB, Skokie
                      Fashion Square Project,
                      (LOC: LaSalle National Bank),
                      3.83%, VRDN ...........................       1,850,000
 16,640,000           Village of Hazel Crest Retirement
                      Center RB, Waterford Estates
                      Project, Ser. 1992A,
                      (LOC: Sumitomo Bank Ltd.),
                      4.35%, VRDN ...........................      16,640,000
 15,210,000           Village of Vernon Hills MHRB RRB,
                      Hawthorn Lakes Project, Ser. 1991,
                      (LIQ: Fuji Bank, Ltd. & Ins. by FSA),
                      4.35%, VRDN ...........................      15,210,000
                                                                  ===========
                                                                  173,426,000
                                                                  ===========
                         Indiana - 1.2%
  6,500,000           Avilla, Indiana EDRB, Pent
                      Assemblies Inc., Ser. 1996, ARB,
                      (LOC: Fort Wayne National Bank),
                      4.35%, VRDN ...........................       6,500,000


      Principal
       Amount                                                            Value
MUNICIPAL BONDS - continued
                      Indiana - continued
$ 2,180,000           City of Fort Wayne PCRB, General
                      Motors Corporation,
                      (Gtd. by General Motors Corporation),
                      3.90%, VRDN ...........................     $ 2,180,000
  2,000,000           City of South Bend MHRB, Maple Lane
                      Assn., Ser. 1987,
                      (LOC: FHLB of Indianapolis),
                      3.80%, VRDN ...........................       2,000,000
    775,000           Decatur Industrial EDA-RB,
                      Silberline Mfg. Co. Inc.,
                      (LOC: CoreStates Bank N.A.),
                      4.20%, 6/1/98 .........................         775,000
  1,000,000           Muncie, Indiana Delaware County
                      COP, Delaware Building Corporation,
                      (Ins. by AMBAC),
                      8.10%, 2/1/98 .........................       1,000,000
                                                                  ===========
                                                                   12,455,000
                                                                  ===========
                            Iowa - 1.1%
  2,800,000           Algona, Iowa IDR, George A. Hormel
                      and Co.,
                      (LOC: Sumitomo Bank Ltd.),
                      4.00%, VRDN ...........................       2,800,000
                      City of Council Bluffs RB Catholic
                      Healthcare Corp. (LOC: Fuji Bank,
                      Ltd.), :
  6,810,000            Mercy Hospital Project, Ser. 1985,
                      3.90%, 4/1/98 .........................       6,810,000
  2,170,000            Mercy Medical Project,
                      3.90%, 4/1/98 .........................       2,170,000
                                                                  ===========
                                                                   11,780,000
                                                                  ===========
                          Kansas - 0.4%
  1,800,000           City of Praire Village MHRB, J.C.
                      Nichol's Co., Ser. 1985,
                      (Gtd. by Principal Mutual Life Ins. Co.),
                      4.15%, VRDN ...........................       1,800,000
                      City of Salina, Kansas, RB, Salina
                      Central Mall Limited:
                      (LOC: Boatmen's Bank of St. Louis):
  1,105,000            Dillard's Project,
                      3.70%, VRDN ...........................       1,105,000
  1,200,000            Penney's Project,
                      3.70%, VRDN ...........................       1,200,000
                                                                  ===========
                                                                    4,105,000
                                                                  ===========
                        Kentucky - 1.9%
 20,300,000           County of Ohio PCRB, Big Rivers
                      Electric Corp., Ser. 1985,
                      (LOC: Chemical Bank),
                      4.20%, VRDN ...........................      20,300,000
                                                                  ===========
                       Louisiana - 1.6%
  3,400,000           Bastrop, Louisiana, IDB-PCRB,
                      International Paper Project, ARB,
                      (Gtd. by International Paper),
                      3.85%, 4/15/98 ........................       3,400,000
  3,060,000           IDB of the Parish of Bossier, Inc.,
                      H. J. Wilson Co., Inc., Ser. 1982,
                      ARB,
                      (LOC: Canadian Imperial Bank of
                      Commerce),
                      4.05%, 12/1/98 ........................       3,060,000

                                   EVERGREEN
                          Municipal Money Market Fund




                      Schedule of Investments (continued)

                                January 31, 1998




      Principal
       Amount                                                           Value
MUNICIPAL BONDS - continued
                      Louisiana - continued
$10,000,000           Natchitoches Parish Louisiana MHRB,
                      Trust Joist Corp.,
                       (LOC: Bank of Tokyo-Mitsubishi),
                      4.00%, VRDN ..........................     $10,000,000
                                                                 ===========
                                                                  16,460,000
                                                                 ===========
                               Maine - 0.3%
  3,685,000           Jay Maine Solid Waste Disposal RB,
                      International Paper Project, ARB,
                      (Gtd. by International Paper),
                      4.20%, 6/1/98 ........................       3,685,000
                                                                 ===========
                            Maryland - 0.8%
  8,271,000           Howard County, Maryland MHRB,
                      Broken Land Parkway Project,
                      Puttable Floating Option Tax Exempt
                      Receipts, PA-212,
                      (LOC: Merrill Lynch),
                      3.75%, VRDN ..........................       8,271,000
                                                                 ===========
                       Massachusetts - 0.2%
                      MIFA,
                      (LOC: BankBoston):
    400,000            Copley Pharmaceutical, Inc. Project,
                      4.50%, VRDN ..........................         400,000
    590,000            Kryptonite Issue, Ser. 1990,
                      4.25%, 9/1/98 ........................         590,152
                      MIFA IDRB:
    415,000            Leavy Realty & Jencoat Metal Inc.
                      Project, Ser. 1994,
                      (LOC: BankBoston),
                      4.25%, VRDN ..........................         415,000
    700,000            Portland Causeway Realty, Ser. 1988,
                      (LOC: Citibank, N.A.),
                      4.25%, VRDN ..........................         700,000
                                                                 ===========
                                                                   2,105,152
                                                                 ===========
                            Michigan - 0.9%
  6,000,000           Michigan State Jobs Development
                      Authority PCRB, Mazda Motor Mfg.
                      USA Corp.,
                      (LOC: Sumitomo Bank),
                      4.08%, VRDN ..........................       6,000,000
  3,985,000           Sault Ste. Marie Tribe Building
                      Authority RB, Ser. 1996A, ARB,
                      (LOC: First of America Bank, N.A.),
                      4.33%, 6/1/98 ........................       3,985,000
                                                                 ===========
                                                                   9,985,000
                                                                 ===========
                           Minnesota - 3.7%
  2,800,000           City of Robbinsdale IDRB, Unicare
                      Homes, Inc., Ser. 1984,
                      (LOC: Banque Paribas),
                      3.75%, VRDN ..........................       2,800,000
  4,420,000           Dakota & Washington Counties Hsg. &
                      Redev. Auth., ARB, MERLOTS Ser. J,
                      (LOC: CoreStates Bank, N.A.),
                      4.15%, 3/1/98 ........................       4,420,000
  4,220,000           Minneapolis GO, Sports Arena, MSTR
                      Ser. 1996A,
                      (LIQ: Norwest Bank, MN),
                      3.70%, VRDN ..........................       4,220,000


      Principal
       Amount                                                           Value
MUNICIPAL BONDS - continued
                      Minnesota - continued
$   765,000           Minneapolis/ Saint Paul Hsg. Fin. Board
                      SFHRB, Minneapolis/Saint Paul
                      Family Hsg. Prog., Phase VI, ARB,
                      (COLL: GNMA),
                      4.00%, 2/1/98 ........................     $   765,000
  1,510,000           Richfield Independent School Dist. #280,
                      MSTR Ser. 1994P,
                      (LIQ: First Bank, N.A. & Ins. by FGIC),
                      3.70%, VRDN ..........................       1,510,000
    750,000           Southern Minnesota Muni. Pwr. Agy.
                      Supply System, MSTR Ser. 1996I,
                      (LIQ: Norwest Bank, MN & Ins. by
                      FGIC),
                      3.70%, VRDN ..........................         750,000
  1,000,000           Spring Lake Park I.S.D. No. 16, MSTR
                      Ser. 1996G,
                      (LIQ: Norwest Bank, MN & Ins. by
                      MBIA),
                      3.70%, VRDN ..........................       1,000,000
 24,200,000           St. Louis Park Healthcare Facility RB
                      Floating Trust Certificates,
                      (LIQ: Norwest Bank, MN & Ins. by
                      AMBAC),
                      3.70%, VRDN ..........................      24,200,000
                                                                 ===========
                                                                  39,665,000
                                                                 ===========
                            Missouri - 0.4%
  4,240,000           Missouri State Development Finance
                      Board IDRB, Cook Composites &
                      Polymers Co., Ser. 1994,
                      (LOC: Societe Generale),
                      3.90%, VRDN ..........................       4,240,000
                                                                 ===========
                             Montana - 0.1%
    660,000           Butte Silver Bow City & County, Copper
                      City Association, Ser. 1988,
                      (LOC: Bank of America, N.T. & S.A.),
                      3.80%, VRDN ..........................         660,000
                                                                 ===========
                      New Jersey - 0.5%
  5,000,000           Essex County, New Jersey BAN, Ser. A,
                      ARB,
                      4.25%, 8/7/98 ........................       5,007,634
                                                                 ===========
                      New Mexico - 0.5%
  4,855,000           County of Sandoval MHRB, Arrowhead
                      Ridge Apts., Ser. 1996, ARB,
                      (Ins. by FGIC),
                      4.65%, 3/2/98 ........................       4,855,000
                                                                 ===========
                      New York - 10.3%
                      Battery Park City Hsg. Auth. RB, Marina
                      Towers Tender Corp.:
                      (LOC: Sumitomo Bank Ltd.):
  8,560,000            Ser. A,
                      4.55%, VRDN ..........................       8,560,000
  7,765,000            Ser. B,
                      4.55%, VRDN ..........................       7,765,000

                                   EVERGREEN
                          Municipal Money Market Fund




                      Schedule of Investments (continued)

                                January 31, 1998




      Principal
       Amount                                                            Value
MUNICIPAL BONDS - continued
                      New York - continued
$4,000,000            New York State Medical Care Facilities
                      Finance Agency RB, Floating Rate
                      Receipts Part 100,
                      (LIQ: Credit Suisse First Boston &
                      Ins. by FHA),
                      3.95%, VRDN ...........................     $ 4,000,000
 6,500,000            New York State Thruway Auth., Local
                      Highway and Bridge Service
                      Contract, Puttable Floating Option Tax
                      Exempt Receipts, PA-172,
                      (LOC: Merrill Lynch),
                      3.75%, VRDN (a) .......................       6,500,000
10,400,000            New York State Thruway Auth., RB,
                      MSTR SG-119,
                      (LOC: Societe Generale),
                      4.00%, VRDN ...........................      10,400,000
                      New York, New York, GO, Puttable
                      Floating Option Tax Exempt Receipts,
                      (LOC: Merrill Lynch):
12,495,000             PA-147 Ser. L,
                      3.75%, VRDN ...........................      12,495,000
20,105,000             PA-148 Ser. L,
                      3.75%, VRDN ...........................      20,105,000
 3,395,000             PA-228 Ser 1998 C,
                      3.80%, VRDN ...........................       3,395,000
10,200,000            New York, New York, GO RAN, 1997
                      Trust Receipts, Ser. 26,
                      (LOC: Bank of New York),
                      3.80%, VRDN ...........................      10,200,000
25,000,000            Onondaga County Solid Waste
                      Disposal, Solvay Paperboard II L.P.,
                      (LOC: Bear Stearns Capital Markets),
                      4.10%, 11/1/98 ........................      25,000,000
                                                                  ===========
                                                                  108,420,000
                                                                  ===========
                      North Carolina - 3.8%
 4,000,000            Cabarrus County, Indl. Fac. PCRB, Oiles
                      America Corp., Ser. 1989,
                      (LOC: Indl. Bank of Japan, Ltd., NY),
                      4.15%, VRDN ...........................       4,000,000
 2,600,000            Halifax County, Indl. Fac.,
                      Westmoreland Project,
                      (LOC: Credit Suisse First Boston),
                      3.80%, VRDN ...........................       2,600,000
33,250,000            Wake County, Indl. Fac. PCRB, Carolina
                      Power & Light Co.,Ser. 85C,
                      (LOC: Sumitomo Bank),
                      4.05%, VRDN ...........................      33,250,000
                                                                  ===========
                                                                   39,850,000
                                                                  ===========
                               Ohio - 0.3%
 3,000,000            Ohio Hsg. Fin. Agy. MHRB, 10
                      Wilmington Place Project, Ser. 1991B,
                      (LIQ: Fuji Bank, Ltd. & Ins. by FSA),
                      4.35%, VRDN ...........................       3,000,000
                                                                  ===========
                             Oregon - 0.4%
                      Oregon EDRB Series CLVI, ARB,
                      (LOC: UnionBank of California, N.A.):
 1,830,000             Pacific Coast Seafoods Co.,
                      3.95%, VRDN ...........................       1,830,000
 1,130,000             Pacific Oyster Co.,
                      3.95%, VRDN ...........................       1,130,000


      Principal
       Amount                                                            Value
MUNICIPAL BONDS - continued
                      Oregon - continued
$1,200,000            Oregon State EDRB, Georgia Pacific
                      Corp. 95A Project,
                      (LOC: Deutsche
                      Genossenschaftsbank),
                      3.85%, VRDN ...........................     $ 1,200,000
                                                                  ===========
                                                                    4,160,000
                                                                  ===========
                       Pennsylvania - 1.6%
 2,300,000            Chartiers Valley, Pennsylvania Industrial
                      & Commercial Development
                      Authority, William Penn Place Project,
                      (LOC: CoreStates Bank, N.A.),
                      4.00%, VRDN ...........................       2,300,000
10,000,000            City of Philadelphia Water & Waste
                      Water RB, MSTR #11, ARB,
                      (LIQ: Bear Stearns & Ins. by FGIC),
                      4.15%, 6/4/98 (a) .....................      10,000,000
   500,000            Elk County IDA-IDRB, Stackpole Corp.
                      Project, Ser. 1989,
                      (LOC: Fleet Bank, N.A.),
                      4.25%, VRDN ...........................         500,000
   650,000            Lawrence County, Pennsylvania
                      IDA-PCRB, Calgon Carbon, Ser. 1983A,
                      (Gtd. by Merck & Co.),
                      3.95%, VRDN ...........................         650,000
 3,065,000            Westmoreland County, IDA-IDRB,
                      White Consolidated Indl., Inc., ARB,
                      (LOC: Bank of Nova Scotia),
                      4.18%, 6/1/98 .........................       3,065,000
                                                                  ===========
                                                                   16,515,000
                                                                  ===========
                      South Carolina - 2.7%
16,030,000            Georgetown County PCRB,
                      International Paper Project, ARB,
                      (Gtd. by International Paper),
                      4.00%, 9/1/98 .........................      16,030,000
 8,770,000            Lexington Combined Water and Sewer
                      Systems RB, Puttable Floating Option
                      Tax Exempt Receipts, PA-177,
                      (LIQ: Merrill Lynch & Ins. by Asset
                      Guaranty Corp.),
                      3.75%, VRDN ...........................       8,770,000
                      South Carolina Jobs EDA-EDRB:
   550,000             Ridge Pallets Inc., Ser. B,
                      (LOC: Credit Coml. de France),
                      4.00%, VRDN ...........................         550,000
 2,700,000             Roller Bearing Co., Ser. 1994A,
                      (LOC: Heller Financial Inc.),
                      4.33%, VRDN ...........................       2,700,000
   750,000             Tuttle Co., Inc., Ser. A,
                      (LOC: NationsBank N.A.),
                      4.00%, VRDN ...........................         750,000
                                                                  ===========
                                                                   28,800,000
                                                                  ===========
                      South Dakota - 0.5%
 5,175,000            City of Rapid EDRB, Civic Center Assoc.,
                      (LOC: Citibank N.A.),
                      3.88%, VRDN ...........................       5,175,000
                                                                  ===========
                          Tennessee - 5.1%
 2,500,000            Bristol IDB, Robinette Company,
                      (LOC: First American National Bank),
                      3.90%, VRDN ...........................       2,500,000

                                   EVERGREEN
                          Municipal Money Market Fund




                      Schedule of Investments (continued)

                                January 31, 1998




      Principal
       Amount                                                         Value
MUNICIPAL BONDS - continued
                      Tennessee - continued
$3,200,000            IDB of the City Chattanooga RRB,
                      Radisson Read House, Ser. 1995,
                      (LOC: Heller Financial Inc.),
                      4.30%, VRDN ........................     $3,200,000
 4,400,000            Jackson, TN, Health and Educational
                      Housing Facility, Union University
                      Project,
                      (LOC: First American National Bank),
                      3.75%, VRDN ........................      4,400,000
 5,000,000            Maryville, TN, IDB of Education, RB,
                      Maryville College,
                      (LOC: First American National Bank),
                      3.75%, VRDN ........................      5,000,000
                      Metro Govt. of Nashville and Davidson
                      County IDB:
 8,995,000             Beechwood Terrace Apts. Project,
                      Ser. 1989,
                      (LOC: Sumitomo Bank Ltd.),
                      4.65%, VRDN ........................      8,995,000
   700,000            Wellington IV Assn. Project, RRB,
                      (LOC: First Bank, N.A.),
                      3.95%, VRDN ........................        700,000
 6,710,000            Metro Govt. of Nashville and Davidson
                      County IDB MHRB, Graybrook Apts.,
                      Ser. 1989,
                      (LOC: Sumitomo Bank Ltd.),
                      4.65%, VRDN ........................      6,710,000
 5,000,000            Morristown, TN, IDB-IDRB, Camvac
                      International Inc., Ser. 1983,
                      (LOC: ABN Amro Bank),
                      3.83%, VRDN ........................      5,000,000
   700,000            Shelby County, TN, Health Educational
                      and Housing Facility Board MHRB,
                      99 Tower Place Project,
                      (LOC: Boatmen's Bank),
                      4.10%, VRDN ........................        700,000
 9,285,000            Smyrna Housing Assn. MHRB, Imperial
                      Gardens Apts. Project, Ser. 1989,
                      (LOC: Sumitomo Bank Ltd.),
                      4.65%, VRDN ........................      9,285,000
 8,000,000            Wilson County, TN, IDRB, Knight
                      Leasing Company,
                      (LOC: First American National Bank),
                      3.90%, VRDN ........................      8,000,000
                                                               ==========
                                                               54,490,000
                                                               ==========
                            Texas - 3.3%
12,500,000            Houston, TX, Water and Sewer Systems
                      RB MSTR, Susquehanna Structured
                      Products, SSP- 11,
                      (LIQ: Chase Manhattan Bank & Ins.
                      by FGIC),
                      3.75%, VRDN ........................     12,500,000
 6,805,000            NCNB Pooled Tax-Exempt Trust COP,
                      Ser. 1990B,
                      (LOC: NationsBank of Texas),
                      4.25%, VRDN ........................      6,805,000
 4,380,000            Tarrant County Housing Finance Corp.
                      MHRB RRB, Lincoln Meadows
                      Project, Ser. 1988, ARB,
                      (Surety Bond: Continental Casualty
                      Corp.),
                      4.10%, 12/1/98 .....................      4,380,000


      Principal
       Amount                                                         Value
MUNICIPAL BONDS - continued
                      Texas - continued
                      Texas State Public Finance Authority
                      Building RB, General Services
                      Commission Project
                      (LIQ: Citibank, N.A. & Ins. by AMBAC):
$4,595,000             PCRB-2,
                      3.68%, VRDN ........................     $4,595,000
 6,535,000             PCRB-3,
                      3.68%, VRDN ........................      6,535,000
                                                               ==========
                                                               34,815,000
                                                               ==========
                             Utah - 4.4%
 2,600,000            Summitt County IDRB, Hornes' Kimball
                      Junction L.P., Ser. 1985,
                      (LOC: West One Bank, Idaho),
                      3.95%, VRDN ........................      2,600,000
                      Tooele County Hazardous Waste
                      Treatment RB, Union Pacific Corp.,
                      Ser. A, TECP,
                      (Gtd. by Union Pacific Corp.):
10,000,000             4.25%, 2/24/98 ....................     10,000,000
 7,500,000             4.25%, 2/25/98 ....................      7,500,000
10,000,000             4.25%, 2/26/98 ....................     10,000,000
10,000,000             4.25%, 4/28/98 ....................     10,000,000
 6,290,000             4.30%, 2/23/98 ....................      6,290,000
                                                               ==========
                                                               46,390,000
                                                               ==========
                         Virginia - 1.1%
 2,500,000            Henrico County IDA-RB, San -J,
                      (LOC: Tokai Bank, Ltd.),
                      4.20%, VRDN ........................      2,500,000
 7,700,000            Richmond, VA Housing Authority
                      MHRB, Puttable Floating Option Tax
                      Exempt Receipts, PA-214,
                      (LOC: Merrill Lynch),
                      3.75%, VRDN ........................      7,700,000
 1,000,000             Rockingham County IDA-PCRB,
                      Merck & Co. Project, 1982 Ser. A,
                      (Gtd. by Merck & Co.)
                      3.70%, VRDN ........................      1,000,000
                                                               ==========
                                                               11,200,000
                                                               ==========
                       Washington - 1.2%
 2,200,000            Klickitat County Public Corp. RB,
                      Mercer Ranches, Ser. 1996,
                      (LOC: U.S. Bank of Washington, N.A.),
                      3.85%, VRDN ........................      2,200,000
 2,000,000            Pierce County Economic Development
                      Corp., McFarland Cascade,
                      (LOC: U.S. Bank of Washington, N.A.),
                      3.85%, VRDN ........................      2,000,000
                      Pilchuck Public Development Corp. IDRB
                       (LOC: U.S. Bank of Washington, N.A.):
 1,318,000             Canyon Park Assn., Lot 12,
                      3.70%, VRDN ........................      1,318,000
   966,000             Hillside Assn., Lot 6,
                      3.70%, VRDN ........................        966,000
 1,218,000             Omni Assn., Lot 7,
                      3.70%, VRDN ........................      1,218,000
 2,015,000            Washington State Community
                      Economic Revitalization Bonds,
                      (LOC: Industrial Bank of Japan),
                      3.95%, VRDN ........................      2,015,000

                                   EVERGREEN
                          Municipal Money Market Fund




                      Schedule of Investments (continued)

                                January 31, 1998




   Principal
    Amount                                                 Value
MUNICIPAL BONDS - continued
               Washington - continued
               Washington State Public Power Supply,
               Ser. 1998A:
 $   455,000    Nuclear Project #1,
               4.50%, 7/1/98 .....................    $      455,917
   1,155,000    Nuclear Project #2,
               4.50%, 7/1/98 .....................         1,157,326
     550,000    Nuclear Project #3,
               4.50%, 7/1/98 .....................           551,088
   1,070,000    Nuclear Project #4,
               4.50%, 7/1/98 .....................         1,072,155
                                                      ==============
                                                          12,953,486
                                                      ==============
                Other - 9.9%
   5,900,000   Capital Investors Tax Exempt Fund
               L.P.,
               Ser. 1996-2,
               (LOC: Swiss Bank Corp.),
               4.20%, VRDN .......................         5,900,000
     913,996   Koch Financial Corp., Tax Exempt
               Lease
               Certificates, Ser. 1997-1 ClA,
               4.10%, 5/6/98 (a) .................           913,996


   Principal
    Amount                                                 Value
MUNICIPAL BONDS - continued
               Other - continued
               Merrill Lynch, Inc., Putable Floating
               Option Tax Exempt Receipts:
 $56,200,000    Municipal Securities Pooled Trust,
               (Ins. by MBIA),
               3.90%, VRDN .......................    $   56,200,000
   6,755,000    PPT-5, (LIQ: Credit Suisse & Ins. by
               FHA)
               4.00%, 8/13/98 ....................         6,755,000
   4,455,000    PPT-4, (Ins. by MBIA & FHA),
               4.10%, VRDN .......................         4,455,000
   2,265,000    PPT-5, (LIQ: Bay Hypotheken & Ins.
               by AMBAC),
               3.80%, VRDN .......................         2,265,000
  18,850,000    PPT-6, (LOC: Credit Suisse),
               4.08%, VRDN .......................        18,850,000
   9,600,000    PPT-7, (Ins. by FHA),
               4.00%, VRDN .......................         9,600,000
                                                      ==============
                                                         104,938,996
                                                      ==============
               Total Investments
               (cost $1,052,542,763).....  99.5%       1,052,542,763
               Other Assets and
               Liabilities - Net ........   0.5            5,268,931
                                          =====       ==============
               Net Assets - ............. 100.0%      $1,057,811,694
                                          =====       ==============


(a) Securities that may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Adjustable Rate Bonds are putable back to the issuer or other parties not affiliated with the issuer at par on the interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates and reset dates presented for these securities are those in effect at January 31, 1998.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 1998.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; standby bond purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.


Summary of Abbreviations:


AMBAC           American Municipal Bond Assurance Corp.
ARB             Adjustable Rate Bond
BAN             Bond Anticipation Note
COLL            Collateral
COP             Certificates of Participation
EDA             Economic Development Authority
EDRB            Economic Development Revenue Bond
FGIC            Financial Guaranty Insurance Co.
FHA             Federal Housing Authority
FHLB            Federal Home Loan Bank
FSA             Financial Security Assurance Inc.
GNMA            Government National Mortgage Association
GO              General Obligation
HFA             Housing Finance Authority
IDA             Industrial Development Authority
IDB             Industrial Development Board
IDRB            Industrial Development Revenue Bond

LIQ             Liquidity Provider
LOC             Letter of Credit
MIFA            Massachusetts Industrial Finance Authority
MBIA            Municipal Bond Investors Assurance Corp.
MERLOTS         Municipal Exempt Receipts Liquidity Option Tender
MHRB            Multifamily Housing Revenue Bond
MSTR            Municipal Securities Trust Receipt
PCRB            Pollution Control Revenue Bond
PPT             Pooled Puttable Trust
RAN             Revenue Anticipation Note
RB              Revenue Bonds
RRB             Refunding Revenue Bond
SSP             Susquehanna Structure Product
SAK             Sakura Trust
SFHRB           Single Family Housing Revenue Bond
TECP            Tax Exempt Commercial Paper
VRDN            Variable Rate Demand Note

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                    Pennsylvania Municipal Money Market Fund




                            Schedule of Investments

                                January 31, 1998





      Principal
       Amount                                                         Value
MUNICIPAL BONDS - 97.9%
                      Pennsylvania - 96.4%
$  700,000            Allegheny County Hospital
                      Catholic Health System East
                      Development Auth. RB:
                      3.80%, 11/15/98 ....................     $  700,000
   800,000             Allegheny Health Ed. & Resh.,
                      Series A-ACES,
                      (LOC: PNC Bank),
                      3.50%, VRDN ........................        800,000
 1,100,000             Allegheny Health Ed. & Resh.,
                      Series C-ACES,
                      (LOC: PNC Bank),
                      3.50%, VRDN ........................      1,100,000
 2,000,000             Presbyterian Health Center,
                      Series A,
                      (Ins. by MBIA),
                      3.50%, VRDN ........................      2,000,000
 1,000,000             St. Francis Health Center
                      Systems,
                      (LOC: First National Bank of Chicago),
                      3.60%, VRDN ........................      1,000,000
                      Allegheny County IDA Environmental
                       Resource RB, U.S. Steel Corp.,TECP,
                       (LOC: Long-Term Credit Bank of
                       Japan):
 1,100,000             3.45%, 4/6/98 .....................      1,100,000
 1,000,000             3.55%, 3/11/98 ....................      1,000,000
                      Allegheny County IDR:
 1,005,000             3.55%, VRDN .......................      1,005,000
 1,750,000             3.60%, VRDN .......................      1,750,000
 1,000,000            Beaver County IDA, BASF Corp.
                      Project,
                       3.70%, VRDN .......................      1,000,000
                      Beaver County IDA PCRB,
                      (LOC: Swiss Bank):
 1,000,000             3.50%, 2/10/98 ....................      1,000,000
 1,000,000             3.60%, 2/18/98 ....................      1,000,000
 1,000,000            Beaver County PCRB,
                       (LOC: Toronto Dominion Bank),
                      3.80%, 12/1/98 .....................      2,000,000
   200,000            Bucks County, Series A,
                       5.60%, 3/1/98 .....................        200,253
 2,000,000            Dauphin County General Authority
                      RB, Education And Health Loan
                      Program, (Ins. by AMBAC),
                      3.55%, VRDN ........................      2,000,000
   500,000            Delaware County IDA PCRB, British
                      Petroleum Exploration and Oil,
                      3.65%, VRDN ........................        500,000
 1,000,000            Delaware Valley Registered Finance
                      RB, Series B, (LOC: Credit Suisse
                      First Boston),
                      3.55%, VRDN ........................      1,000,000
   320,000            Derry Township GO Bonds,
                      (Ins. by MBIA),
                      3.85%, 9/15/98 .....................        320,000
   480,000            Easton Area Joint Sewer Auth.,
                      Series A, (Ins. by FSA),
                      4.00%, 12/1/98 .....................        480,568
                      Emmaus General Auth. RB:
 1,300,000             Subseries B-16,
                      (Irrevocable LOC: Kredietbank
                      N.V.),
                      3.60%, VRDN ........................      1,300,000


      Principal
       Amount                                                         Value
MUNICIPAL BONDS - continued
                      Pennsylvania - continued
                      Emmaus General Auth. RB (continued):
$2,000,000             Subseries C-15,
                      (LOC: Kredietbank N.V.),
                      3.60%, VRDN ........................     $2,000,000
 1,000,000             Subseries F-11,
                      (LOC: Canadian Imperial Bank
                      of Commerce),
                      3.60%, VRDN ........................      1,000,000
 3,000,000            Franconia Township IDA, Ashers
                      Chocolates Project, Series A,
                      (LOC: Mellon Bank),
                      3.70%, VRDN ........................      3,000,000
 1,600,000            Harrisburg Auth. Lease Revenue,
                      Green County Prison Project,
                      (Ins. by FSA),
                      5.90%, 6/1/98 ......................      1,609,959
 2,000,000            Harrisburg Auth. RB, Pool Financing
                      Fund,
                      (SPA: Anchor National Life Insurance
                      Co.),
                      3.60%, VRDN ........................      2,000,000
 2,000,000            Indiana County IDA,
                      (LOC: Union Bank of Switzerland),
                      3.55%, VRDN ........................      2,000,000
 1,000,000            Lackwanna County,
                      (LOC: Merrill Lynch) ,
                      3.65%, VRDN (a) ....................      1,000,000
   500,000            Lancaster School District GO Bonds,
                      (Ins. by FGIC),
                      4.00%, 2/15/98 .....................        500,027
 1,100,000            Lehigh County General Purpose Auth.
                      RB, Lehigh Valley Hospital, Series A,
                      (Ins. by AMBAC),
                      3.65%, VRDN ........................      1,100,000
 1,000,000            New Castle Area Hospital Auth. RB,
                      Jameson Memorial Hospital,
                      (Ins. by FSA),
                      3.50%, VRDN ........................      1,000,000
 2,455,000            Northampton County Higher Education
                      Auth., Putable Floating Tax-Exempt
                      Receipts, PA 176,
                      (Ins. by MBIA),
                      3.65%, VRDN (a) ....................      2,455,000
 1,000,000            Pennsylvania Energy Development
                      Auth. RB, B&W Ebensburg Project,
                      (LOC: Swiss Bank),
                      3.60%, VRDN ........................      1,000,000
 3,000,000            Pennsylvania Higher Education
                      Facilities Auth. RB, Allegheny
                      College Project,
                      (LOC: Mellon Bank) ,
                      3.55%, VRDN ........................      3,000,000
                      Pennsylvania Housing Finance
                      Agency:
 1,000,000             Putable Floating Tax-Exempt
                      Receipts PT-119A,
                      (LOC: Credit Suisse First Boston),
                      3.65%, VRDN (a) ....................      1,000,000
 2,000,000             Putable Floating Tax-Exempt
                      Receipts PT-119B,
                      (SPA: Credit Suisse First Boston),
                      3.65%, VRDN (a) ....................      2,000,000

                                   EVERGREEN
                    Pennsylvania Municipal Money Market Fund




                      Schedule of Investments (continued)

                                January 31, 1998




      Principal
       Amount                                                           Value
MUNICIPAL BONDS - continued
                      Pennsylvania - continued
$ 2,000,000           Pennsylvania State Higher Education
                      Assistance Agency, Student Loan
                      Rev., Series A,
                      (LOC: SLMA),
                      3.55%, VRDN (a) .......................     $2,000,000
  1,445,000           Pennsylvania State Higher Education
                      Revenue, Series O,
                      (Ins. by AMBAC),
                      5.75%, 6/15/98 ........................      1,455,205
                      Philadelphia Airport RB:
  1,400,000            Floater, Series 11,
                      (Ins. by MBIA),
                      3.60%, VRDN (a) .......................      1,400,000
  2,000,000            Municipal Securities Trust
                      Receipts SG 118,
                      (Ins. by FGIC),
                      3.65%, VRDN (a) .......................      2,000,000
  1,000,000           Philadelphia School District  TRANS,
                      (LOC: Commerzbank A.G.),
                      4.50%, 6/30/98 ........................      1,002,409
  2,000,000           Philadelphia TRANS GO,
                      Series A,
                      4.50%, 6/30/98 ........................      2,003,924
  3,000,000           Pittsburgh Floating Rate Receipts, SG 71,
                      (Ins. by FGIC),
                      3.60%, VRDN (a) .......................      3,000,000
    500,000           Schuylkill County IDA, Northeastern
                      Power, Series B,
                      (SPA: Credit Local de France),
                      3.75%, VRDN ...........................        500,000
  2,200,000           Schuylkill County IDA Resource
                       Recovery RB, Gilberton Power Project,
                       (LOC: Mellon Bank),
                       3.60%, VRDN ..........................      2,200,000
    650,000           South Western School District York
                      County,
                      (Ins. by FGIC),
                      5.00%, 6/15/98 ........................        652,680


      Principal
       Amount                                                           Value
MUNICIPAL BONDS - continued
                      Pennsylvania - continued
$ 1,500,000           St. Mary Hospital Auth., Bucks County,
                      Catholic Health Services,
                      (LOC: Morgan Guaranty Trust),
                      3.50%, VRDN ...........................     $1,500,000
  1,000,000           Temple University of Commonwealth
                      Systems of Pennsylvania,
                      4.75%, 5/18/98 ........................      1,002,373
  2,000,000           Titusville Area School District,
                      Putable Floating Tax-Exempt
                      Receipts PA-191,
                      3.65%, VRDN (a) .......................      2,000,000
  1,250,000           York County Solid Waste And Refuse
                      Auth. RB, County Guaranteed,
                      (Ins. by FGIC),
                      4.75%, 12/1/98 ........................      1,259,258
                                                                  ==========
                                                                  67,896,656
                                                                  ==========
                      Puerto Rico - 1.5%
  1,000,000           Puerto Rico Public Buildings Auth.,
                      Series J,
                      7.25%, 7/1/98 .........................      1,025,061
                                                                  ==========
                      Total Municipal Bonds (cost $68,921,717).   68,921,717
                                                                  ==========


    Shares
MUTUAL FUND SHARES - 2.6%
 (cost $1,805,000)
                Pennsylvania - 2.6%
1,805,000      Federated Pennsylvania Municipal
               Cash Trust, Institutional Service
               Shares, .................................        1,805,000
                                                                =========
               Total Investments -
               (cost $70,726,717)...........   100.5%          70,726,717
               Other Assets and
                Liabilities - Net ..........   ( 0.5)            (334,865)
                                               =====           ==========
               Net Assets ..................   100.0%         $70,391,852
                                               =====          ===========


                                   EVERGREEN
                    Pennsylvania Municipal Money Market Fund




                      Schedule of Investments (continued)

                                January 31, 1998

Summary of Abbreviations:

ACES  Adjustable Convertible Extendable Security
AMBAC American Municipal Bond Assurance Corp.
ARB   Adjustable Rate Bond
FGIC  Financial Guaranty Insurance Co.
FSA   Financial Security Assurance Inc.
GO    General Obligation
IDA   Industrial Development Authority
IDR   Industrial Development Revenue
LOC   Letter of Credit
MBIA  Municipal Bond Investors Assurance Corp.
PCRB  Pollution Control Revenue Bond
RB    Revenue Bond
SLMA  Student Loan Marketing Association
SPA   Securities Purchase Agreement
TECP  Tax Exempt Commercial Paper
TRANS Tax Revenue Anticipation Note
VRDN  Variable Rate Demand Note


(a) Securities that may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.



Adjustable Rate Bonds are putable back to the issuer or other parties not affiliated with the issuer at par on the interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates and reset dates presented for these securities are those in effect at January 31, 1998.


Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 1998.


Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; standby bond purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.









































                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Treasury Money Market Fund




                            Schedule of Investments

                                January 31, 1998





   Principal
    Amount                                                 Value
U.S. TREASURY NOTES - 18.7%
 $ 75,000,000  6.13%, 3/31/98 ....................    $   75,038,664
   50,000,000  5.88%, 4/30/98 ....................        49,998,036
  135,000,000  6.25%, 6/30/98 ....................       135,270,757
  110,000,000  4.75%-6.13%, 8/31/98 ..............       109,806,406
   50,000,000  6.00%, 9/30/98 ....................        50,074,830
   50,000,000  5.88%, 10/31/98 ...................        50,057,804
  125,000,000  5.13%-5.75%, 12/31/98 .............       124,615,304
                                                      --------------
               Total U.S. Treasury Notes
               (cost $594,861,801) ...............       594,861,801
                                                      --------------
REPURCHASE AGREEMENTS* - 81.0%
  140,000,000  Aubrey G. Lanston & Co., Inc.,
               5.58%, dated 1/26/98,
               due 2/2/98 (1) ....................       140,000,000
  140,000,000  Barclays Bank, PLC,
               5.57%, dated 1/26/98,
               due 2/2/98 (2) ....................       140,000,000
  140,000,000  Credit Suisse First Boston Corp.,
               5.58%, dated 1/26/98,
               due 2/2/98 (3) ....................       140,000,000
  140,000,000  Dean Witter Reynolds, Inc.,
               5.58%, dated 1/26/98,
               due 2/2/98 (4) ....................       140,000,000
  140,000,000  Deutsche Bank GC,
               5.58%, dated 1/26/98,
               due 2/2/98 (5) ....................       140,000,000
  140,000,000  Donaldson, Lufkin & Jenrette
               Securities Corp.,
               5.58%, dated 1/30/98,
               due 2/2/98 (6) ....................       140,000,000
  284,000,000  Dresdner Bank AG,
               5.57%, dated 1/26/98,
               due 2/2/98 (7) ....................       284,000,000
  140,000,000  Goldman Sachs & Co.,
               5.59%, dated 1/30/98,
               due 2/2/98 (8) ....................       140,000,000
  140,000,000  HSBC Securities, Inc.,
               5.57%, dated 1/26/98,
               due 2/2/98 (9) ....................       140,000,000
  200,000,000  Lehman Brothers, Inc.,
               5.55%, dated 1/30/98,
               due 2/2/98 (10) ...................       200,000,000
  140,000,000  Merrill Lynch, Pierce, Fenner & Smith
               Inc.,
               5.57%, dated 1/30/98,
               due 2/2/98 (11) ...................       140,000,000
  140,000,000  Morgan Guaranty Trust Co. of New
               York,
               5.58%, dated 1/30/98,
               due 2/2/98 (12) ...................       140,000,000
   50,000,000  NationsBank, Charlotte, NC,
               5.57%, dated 1/30/98,
               due 2/2/98 (13) ...................        50,000,000
  210,000,000  Smith Barney Shearson, Inc.,
               5.62%, dated 1/26/98,
               due 2/2/98 (14) ...................       210,000,000


   Principal
    Amount                                                 Value
REPURCHASE AGREEMENTS* - continued
 $140,000,000  State Street Bank & Trust Co.,
               5.55%, dated 1/30/98,
               due 2/2/98 (15) ...................    $  140,000,000
  300,000,000  Union Bank of Switzerland, Inc.,
               5.60%, dated 1/30/98,
               due 2/2/98 (16) ...................       300,000,000
                                                      --------------
               Total Repurchase Agreements
               (cost $2,584,000,000) .............     2,584,000,000
                                                      --------------


     Shares
MUTUAL FUND SHARES - 0.4% (cost $11,474,630)
  11,474,630   Fidelity Institutional Cash Portfolio
               Treasury Class 1 ....................         11,474,630
                                                             ----------
               Total Investments
               (cost $3,190,336,431) ..... 100.1%         3,190,336,431
               Other Assets and
               Liabilities - Net ......... ( 0.1)            (2,431,819)
                                           -----          -------------
               Net Assets ................ 100.0%        $3,187,904,612
                                           =====         ==============


 *  Collateralized by:
 (1)  $139,434,000 U.S. Treasury Notes, 4.75% to 9.125%, 1/31/98 to 8/15/07;
      value including accrued interest - $142,803,371.
 (2)  $141,326,000 U.S. Treasury Notes, 4.75% to 8.25%, 7/15/98 to 10/31/98;
      value including accrued interest - $142,800,165.
 (3)  $129,001,000 U.S. Treasury Notes, 5.875% to 7.875%, 8/15/98 to 2/15/05;
      value including accrued interest - $144,153,108.
 (4)  $365,407,924 U.S. Treasury STRIPS, 2/15/98 to 2/15/27; value including accrued interest - $139,762,761 and $4,591,935 GNMA 5.50% to 10.50%,
      10/15/08 to 8/20/27; value including accrued interest - $3,059,913.
 (5)  $137,256,000 U.S. Treasury Notes, 5.75% to 6.75%, 8/15/03 to 4/30/00;
      value including accrued interest - $142,800,880.
 (6)  $343,786,000 U.S. Treasury STRIPS, 8/15/06 to 2/15/25; value including accrued interest - $116,390,621, $1,297,000 U.S. Treasury Notes, 7.50%,
     10/31/99; value including accrued interest - $1,366,529 and $17,989,000 U.S. Treasury Bonds, 8.75% to 11.625%, 11/15/02 to 5/15/20; value including accrued interest - $25,043,768.
 (7)  $279,905,000 U.S. Treasury Notes, 5.875% to 9.25%, 6/30/98 to 6/30/01;
      value including accrued interest - $289,689,017.
 (8)  $141,466,000 U.S. Treasury Notes, 5.625%, 12/31/99; value including accrued interest - $142,800,251.
 (9) $93,838,000 U.S. Treasury STRIPS, 8/15/20; value including accrued interest - $24,481,396, $45,259,000 U.S. Treasury Notes, 5.875%, 8/31/99;
      value including accrued interest - $46,686,195 and $43,870,000 U.S. Treasury Bonds, 11.25%, 2/15/15; value including accrued interest - $71,636,145.
(10) $54,455,000 U.S. Treasury STRIPS, 2/15/19; value including accrued interest - $15,567,051, $94,057,000 U.S. Treasury Notes, 5.75% to 8.125%,
      2/15/98 to 10/31/02; value including accrued interest - $97,347,262 and $76,205,000 U.S. Treasury Bonds, 7.50%, 11/15/16; value including accrued interest - $91,002,933.
(11) $109,464,000 U.S. Treasury Bonds, 6.75% to 8.875, 8/15/17 to 8/15/26;
      value including accrued interest - $142,803,816.
(12) $81,813,000 U.S. Treasury Notes, 6.00% to 7.00%, 5/31/98 to 4/15/99; value including accrued interest - $83,902,731 and $50,465,000 U.S. Treasury Bonds, 7.25%, 5/15/16; value including accrued interest - $58,897,499.
(13) $50,000,000 U.S. Treasury Notes, 6.00%, 7/31/02; value including accrued interest - $50,008,333.
(14) $296,893,734 GNMA, 6.00% to 8.00%, 3/15/21 to 10/15/27; value including accrued interest - $214,200,000.
(15) $140,000,000 U.S. Treasury Notes, 8.00%, 8/15/99; value including accrued interest - $142,803,000.
(16) $289,018,000 U.S. Treasury Notes, 5.875% to 11.75%, 9/30/98 to
     11/15/14; value including accrued interest - $305,602,603 and $800,000 U.S. Treasury STRIPS, 11/15/14; value including accrued interest - $402,128.

Summary of Abbreviations:
GNMA  Government National Mortgage Association
STRIPS Separately Traded Registered Interest and Principal Securities


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Money Market Funds




                     Statements of Assets and Liabilities

                                January 31, 1998



                                                           Money           Municipal        Pennsylvania         Treasury
                                                          Market         Money Market    Municipal Money      Money Market
                                                           Fund              Fund          Market Fund            Fund
                                                    ----------------- ----------------- ----------------- -------------------
Assets
 Investments in securities ........................  $3,505,538,821    $1,052,542,763      $70,726,717      $   606,336,431
 Investments in repurchase agreements .............      49,533,111                 0                0        2,584,000,000
---------------------------------------------------  --------------    --------------      -----------      ---------------
 Investments at amortized cost ....................   3,555,071,932     1,052,542,763       70,726,717        3,190,336,431
 Cash .............................................         218,864            26,908              322                    0
 Interest receivable ..............................      25,275,269         7,528,223          461,510            9,536,819
 Receivable for Fund shares sold ..................      11,136,303           360,029           60,481            1,221,909
 Prepaid expenses and other assets ................         312,320            69,413            3,228               75,779
---------------------------------------------------  --------------    --------------      -----------      ---------------
   Total assets ...................................   3,592,014,688     1,060,527,336       71,252,258        3,201,170,938
---------------------------------------------------  --------------    --------------      -----------      ---------------
Liabilities
 Payable for investments purchased ................      25,011,917                 0          703,547                    0
 Dividends payable ................................      11,163,085         1,605,677          103,883           11,178,934
 Payable for Fund shares redeemed .................       6,585,791           378,666                0               93,326
 Due to related parties ...........................       1,393,618           434,662           21,939            1,012,012
 Distribution fee payable .........................         728,510           170,846            3,244              654,507
 Accrued Trustees' fees and expenses ..............          73,933            28,242            6,529              144,202
 Accrued expenses and other liabilities ...........         376,273            97,549           21,264              183,345
---------------------------------------------------  --------------    --------------      -----------      ---------------
   Total liabilities ....................... ......      45,333,127         2,715,642          860,406           13,266,326
-------------------------------------------- ------  --------------    --------------      -----------      ---------------
Net assets ........................................  $3,546,681,561    $1,057,811,694      $70,391,852      $ 3,187,904,612
===================================================  ==============    ==============      ===========      ===============
Net assets represented by
 Paid-in capital ..................................  $3,547,313,193    $1,058,039,832      $70,402,069      $ 3,187,814,260
 Undistributed net investment income ..............               0                 0                0               90,352
 Accumulated net realized loss on investments .....        (631,632)         (228,138)         (10,217)                   0
---------------------------------------------------  --------------    --------------      -----------      ---------------
   Total net assets ...............................  $3,546,681,561    $1,057,811,694      $70,391,852      $ 3,187,904,612
===================================================  ==============    ==============      ===========      ===============
Net assets consist of
 Class A ..........................................  $2,909,593,323    $  671,754,330      $37,115,762      $ 2,616,379,921
 Class B ..........................................      25,052,592                 -                -                    -
 Class C ..........................................       2,028,845                 -                -                    -
 Class Y ..........................................     610,006,801       386,057,364       33,276,090          571,524,691
---------------------------------------------------  --------------    --------------      -----------      ---------------
                                                     $3,546,681,561    $1,057,811,694      $70,391,852      $ 3,187,904,612
                                                     ==============    ==============      ===========      ===============
Shares outstanding
 Class A ..........................................   2,909,730,900       671,853,620       37,117,441        2,616,319,634
 Class B ..........................................      25,055,619                 -                -                    -
 Class C ..........................................       2,030,152                 -                -                    -
 Class Y ..........................................     610,567,332       386,147,346       33,284,628          571,511,177
---------------------------------------------------  --------------    --------------      -----------      ---------------
Net asset value per share
 Class A ..........................................  $         1.00    $         1.00      $      1.00      $          1.00
===================================================  ==============    ==============      ===========      ===============
 Class B ..........................................  $         1.00                 -                -                    -
===================================================  ==============    ==============      ===========      ===============
 Class C ..........................................  $         1.00                 -                -                    -
===================================================  ==============    ==============      ===========      ===============
 Class Y ..........................................  $         1.00    $         1.00      $      1.00      $          1.00
===================================================  ==============    ==============      ===========      ===============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Money Market Funds




                           Statements of Operations

                      Five Months Ended January 31, 1998*


                                                                 Money        Municipal      Pennsylvania       Treasury
                                                               Market      Money Market   Municipal Money    Money Market
                                                                Fund           Fund         Market Fund          Fund
                                                           -------------- -------------- ----------------- ---------------
Investment income
 Interest ................................................  $85,035,929    $17,538,976      $1,048,168       $71,376,919
----------------------------------------------------------  -----------    -----------      ----------       -----------
Expenses
 Management fee ..........................................    6,801,389      2,155,943         111,425         4,446,822
 Distribution Plan expenses ..............................    3,698,197        833,863          43,990         3,142,342
 Transfer agent fees .....................................      757,593        114,240           3,014            84,142
 Custodian fees ..........................................      404,042        128,364           7,143           298,551
 Professional fees .......................................       96,614         38,961          19,265            71,467
 Trustees' fees and expenses .............................       55,526         10,559           1,844            26,064
 Administrative services fees ............................            0              0           9,122           426,817
 Other ...................................................      553,636         75,618           8,132            84,095
 Fee waivers .............................................            0              0         (46,689)                0
----------------------------------------------------------  -----------    -----------      ----------       -----------
  Total expenses .........................................   12,366,997      3,357,548         157,246         8,580,300
 Less: Indirectly paid expenses ..........................      (30,215)       (13,791)           (786)          (26,682)
----------------------------------------------------------  -----------    -----------      ----------       -----------
  Net expenses ...........................................   12,336,782      3,343,757         156,460         8,553,618
----------------------------------------------------------  -----------    -----------      ----------       -----------
Net investment income ....................................   72,699,147     14,195,219         891,708        62,823,301
Net realized gain on investments .........................        5,356         32,649               0            40,712
----------------------------------------------------------  -----------    -----------      ----------       -----------
Net increase in net assets resulting from operations .....  $72,704,503    $14,227,868      $  891,708       $62,864,013
==========================================================  ===========    ===========      ==========       ===========

* The Funds changed their fiscal year end from August 31 to January 31 during the period.
                           Year Ended August 31, 1997



                                                                 Money         Municipal      Pennsylvania       Treasury
                                                                Market      Money Market   Municipal Money    Money Market
                                                                 Fund           Fund         Market Fund          Fund
                                                           --------------- -------------- ----------------- ---------------
Investment income
 Interest ................................................  $159,154,235    $45,162,514      $2,481,018      $168,500,697
----------------------------------------------------------  ------------    -----------      ----------      ------------
Expenses
 Management fee ..........................................    13,092,396      5,695,367         275,516        10,831,288
 Distribution Plan expenses ..............................     6,359,402      1,988,796          90,259         7,263,329
 Transfer agent fees .....................................       923,159        213,468          20,100           184,287
 Custodian fees ..........................................       545,241        266,070          39,336           580,475
 Administrative services fees ............................             0              0          27,793         1,241,466
 Professional fees .......................................        32,998         37,267          15,890            28,199
 Trustees' fees and expenses .............................        53,364         25,813           5,512            65,862
 Other ...................................................       595,807        123,733          24,404           203,935
 Fee waivers and/or expense reimbursements ...............    (1,482,584)      (183,559)       (123,088)         (132,244)
----------------------------------------------------------  ------------    -----------      ----------      ------------
  Total expenses .........................................    20,119,783      8,166,955         375,722        20,266,597
 Less: Indirectly paid expenses ..........................       (21,867)       (27,673)            (88)           (9,969)
----------------------------------------------------------  ------------    -----------      ----------      ------------
  Net expenses ...........................................    20,097,916      8,139,282         375,634        20,256,628
----------------------------------------------------------  ------------    -----------      ----------      ------------
Net investment income ....................................   139,056,319     37,023,232       2,105,384       148,244,069
Net realized loss on investments .........................       (85,308)        (2,907)              0                 0
----------------------------------------------------------  ------------    -----------      ----------      ------------
Net increase in net assets resulting from operations .....  $138,971,011    $37,020,325      $2,105,384      $148,244,069
==========================================================  ============    ===========      ==========      ============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Money Market Funds




                      Statements of Changes in Net Assets

                      Five Months Ended January 31, 1998*


                                                                      Money
                                                                     Market
                                                                      Fund
                                                              -------------------
Operations
 Net investment income ......................................  $      72,699,147
 Net realized gain on investments ...........................              5,356
-------------------------------------------------------------  -----------------
  Net increase in net assets resulting from operations ......         72,704,503
-------------------------------------------------------------  -----------------
Distributions to shareholders from
 Net investment income
  Class A ...................................................        (58,870,079)
  Class B ...................................................           (373,680)
  Class C ...................................................            (63,444)
  Class K ...................................................             (3,988)
  Class Y ...................................................        (13,387,956)
-------------------------------------------------------------  -----------------
   Total distributions to shareholders ......................        (72,699,147)
-------------------------------------------------------------  -----------------
Capital share transactions
 Proceeds from shares sold ..................................      3,567,022,048
 Proceeds from reinvestment of distributions ................         17,805,187
 Payment for shares redeemed ................................     (3,503,474,896)
-------------------------------------------------------------  -----------------
  Net increase in net assets resulting from capital share
   transactions .............................................         81,352,339
-------------------------------------------------------------  -----------------
   Total increase in net assets .............................         81,357,695
Net assets
 Beginning of period ........................................      3,465,323,866
-------------------------------------------------------------  -----------------
 End of period ..............................................  $   3,546,681,561
=============================================================  =================
Undistributed net investment income .........................  $               0
=============================================================  =================



                                                                    Municipal        Pennsylvania         Treasury
                                                                 Money Market     Municipal Money      Money Market
                                                                     Fund           Market Fund            Fund
                                                              ------------------ ----------------- -------------------
Operations
 Net investment income ......................................   $   14,195,219    $      891,708    $      62,823,301
 Net realized gain on investments ...........................           32,649                 0               40,712
--------------------------------------------------------------  --------------    --------------    -----------------
  Net increase in net assets resulting from operations ......       14,227,868           891,708           62,864,013
--------------------------------------------------------------  --------------    --------------    -----------------
Distributions to shareholders from
 Net investment income
  Class A ...................................................       (8,830,796)         (461,218)         (51,249,555)
  Class B ...................................................                0                 0                    0
  Class C ...................................................                0                 0                    0
  Class K ...................................................                0                 0                    0
  Class Y ...................................................       (5,364,423)         (430,490)         (11,573,746)
--------------------------------------------------------------  --------------    --------------    -----------------
   Total distributions to shareholders ......................      (14,195,219)         (891,708)         (62,823,301)
--------------------------------------------------------------  --------------    --------------    -----------------
Capital share transactions
 Proceeds from shares sold ..................................      934,299,761        72,891,344        2,512,165,806
 Proceeds from reinvestment of distributions ................        5,303,116           353,402            7,304,038
 Payment for shares redeemed ................................     (926,250,046)      (70,557,276)      (2,363,286,357)
--------------------------------------------------------------  --------------    --------------    -----------------
  Net increase in net assets resulting from capital share
   transactions .............................................       13,352,831         2,687,470          156,183,487
--------------------------------------------------------------  --------------    --------------    -----------------
   Total increase in net assets .............................       13,385,480         2,687,470          156,224,199
Net assets
 Beginning of period ........................................    1,044,426,214        67,704,382        3,031,680,413
--------------------------------------------------------------  --------------    --------------    -----------------
 End of period ..............................................   $1,057,811,694    $   70,391,852    $   3,187,904,612
==============================================================  ==============    ==============    =================
Undistributed net investment income .........................   $            0    $            0    $          90,352
==============================================================  ==============    ==============    =================

* The Funds changed their fiscal year end from August 31 to January 31 during the period.






                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Money Market Funds




                      Statements of Changes in Net Assets

                              Prior Fiscal Periods


                                                                         Money Market Fund
                                                              ---------------------------------------
                                                                       Year Ended August 31,
                                                                      1997                1996
                                                              ------------------- -------------------
Operations
 Net investment income ......................................  $     139,056,319   $      85,949,891
 Net realized gain (loss) on investments ....................            (85,308)            (26,141)
-------------------------------------------------------------  -----------------   -----------------
  Net increase in net assets resulting from operations  .....        138,971,011          85,923,750
------------------------------------------------------ ------  -----------------   -----------------
Distributions to shareholders from
 Net investment income
  Class A ...................................................       (101,255,910)        (63,327,347)
  Class B ...................................................           (509,494)           (382,116)
  Class C ...................................................            (17,908)                  0
  Class K ...................................................             (2,220)                  0
  Class Y ...................................................        (37,268,232)        (22,240,428)
-------------------------------------------------------------  -----------------   -----------------
   Total distributions to shareholders ......................       (139,053,764)        (85,949,891)
-------------------------------------------------------------  -----------------   -----------------
Capital share transactions
 Proceeds from shares sold ..................................      8,940,579,510       6,275,701,649
 Proceeds from shares issued from acquisition of:
  Keystone Liquid Trust .....................................        163,579,564                   0
  FFB Cash Management Fund ..................................                  0         592,358,361
  FFB Lexicon Cash Management Fund ..........................                  0          95,834,929
  FFB Tax-Free Money Market Fund ............................                  0                   0
 Proceeds from reinvestment of distributions ................         38,314,180          28,242,023
 Payment for shares redeemed ................................     (8,113,736,002)     (5,531,191,681)
-------------------------------------------------------------  -----------------   -----------------
  Net increase (decrease) in net assets resulting from
   capital share transactions ...............................      1,028,737,252       1,460,945,281
-------------------------------------------------------------  -----------------   -----------------
   Total increase (decrease) in net assets ..................      1,028,654,499       1,460,919,140
Net assets
 Beginning of period ........................................      2,436,669,367         975,750,227
-------------------------------------------------------------  -----------------   -----------------
 End of period ..............................................  $   3,465,323,866   $   2,436,669,367
=============================================================  =================   =================
Undistributed net investment income .........................  $           2,555   $               0
=============================================================  =================   =================



                                                                    Municipal Money Market Fund
                                                              ---------------------------------------
                                                                       Year Ended August 31,
                                                                      1997                1996
                                                              ------------------- -------------------
Operations
 Net investment income ......................................  $      37,023,232   $      36,638,019
 Net realized gain (loss) on investments ....................             (2,907)             (6,227)
-------------------------------------------------------------- -----------------   -----------------
  Net increase in net assets resulting from operations  .....         37,020,325          36,631,792
------------------------------------------------------ ------- -----------------   -----------------
Distributions to shareholders from
 Net investment income
  Class A ...................................................        (20,900,359)        (19,837,670)
  Class B ...................................................                  0                   0
  Class C ...................................................                  0                   0
  Class K ...................................................                  0                   0
  Class Y ...................................................        (16,122,873)        (16,800,349)
-------------------------------------------------------------- -----------------   -----------------
   Total distributions to shareholders ......................        (37,023,232)        (36,638,019)
-------------------------------------------------------------- -----------------   -----------------
Capital share transactions
 Proceeds from shares sold ..................................      2,604,375,798       2,572,408,736
 Proceeds from shares issued from acquisition of:
  Keystone Liquid Trust .....................................                  0                   0
  FFB Cash Management Fund ..................................                  0                   0
  FFB Lexicon Cash Management Fund ..........................                  0                   0
  FFB Tax-Free Money Market Fund ............................                  0         103,129,021
 Proceeds from reinvestment of distributions ................         14,787,888          16,202,992
 Payment for shares redeemed ................................     (2,852,083,788)     (2,390,799,129)
-------------------------------------------------------------- -----------------   -----------------
  Net increase (decrease) in net assets resulting from
   capital share transactions ...............................       (232,920,102)        300,941,620
-------------------------------------------------------------- -----------------   -----------------
   Total increase (decrease) in net assets ..................       (232,923,009)        300,935,393
Net assets
 Beginning of period ........................................      1,277,349,223         976,413,830
-------------------------------------------------------------- -----------------   -----------------
 End of period ..............................................  $   1,044,426,214   $   1,277,349,223
============================================================== =================   =================
Undistributed net investment income .........................  $               0   $               0
============================================================== =================   =================

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Money Market Funds




                Statements of Changes in Net Assets (continued)

                              Prior Fiscal Periods


                                                Pennsylvania Municipal Money Market Fund
                                       -----------------------------------------------------------
                                           Year Ended       Six Months Ended        Year Ended
                                        August 31, 1997   August 31, 1996 (a)   February 29, 1996
                                       ----------------- --------------------- -------------------
Operations
 Net investment income ...............  $     2,105,384     $    1,091,227       $     2,665,986
 Net realized gain (loss) on
  investments ........................                0               (378)                 (189)
--------------------------------------  ---------------     --------------       ---------------
  Net increase in net assets
   resulting from operations .........        2,105,384          1,090,849             2,665,797
--------------------------------------  ---------------     --------------       ---------------
Distributions to shareholders from
 Net investment income
  Class A ............................         (905,311)          (242,309)               (9,466)
  Class Y ............................       (1,203,873)          (848,918)           (2,656,520)
--------------------------------------  ---------------     --------------       ---------------
   Total distributions to
    shareholders .....................       (2,109,184)        (1,091,227)           (2,665,986)
--------------------------------------  ---------------     --------------       ---------------
Capital share transactions
 Proceeds from shares sold ...........      127,715,297         61,460,030           179,632,522
 Proceeds from shares issued from
  acquisition of:
  FFB U.S. Treasury Fund .............                0                  0                     0
  FFB U.S. Government Fund ...........                0                  0                     0
  FFB 100% U.S. Treasury Fund ........                0                  0                     0
 Proceeds from reinvestment of
  distributions ......................        1,021,288            621,908             1,766,790
 Payment for shares redeemed .........     (131,543,821)       (79,296,671)         (137,207,686)
--------------------------------------  ---------------     --------------       ---------------
  Net increase (decrease) in net
   assets resulting from capital
   share transactions ................       (2,807,236)       (17,214,733)           44,191,626
--------------------------------------  ---------------     --------------       ---------------
   Total increase (decrease) in
    net assets .......................       (2,811,036)       (17,215,111)           44,191,437
Net assets
 Beginning of period .................       70,515,418         87,730,529            43,539,092
--------------------------------------  ---------------     --------------       ---------------
 End of period .......................  $    67,704,382     $   70,515,418       $    87,730,529
======================================  ===============     ==============       ===============
Undistributed net investment
 income ..............................  $             0     $        3,800       $         3,800
======================================  ===============     ==============       ===============



                                             Treasury Money Market Fund
                                       ---------------------------------------
                                                Year Ended August 31,
                                               1997                1996
                                       ------------------- -------------------
Operations
 Net investment income ...............  $     148,244,069   $     121,967,383
 Net realized gain (loss) on
  investments ........................                  0             161,674
--------------------------------------- -----------------   -----------------
  Net increase in net assets
   resulting from operations .........        148,244,069         122,129,057
--------------------------------------- -----------------   -----------------
Distributions to shareholders from
 Net investment income
  Class A ............................       (114,457,775)       (101,441,299)
  Class Y ............................        (33,786,294)        (20,526,084)
--------------------------------------- -----------------   -----------------
   Total distributions to
    shareholders .....................       (148,244,069)       (121,967,383)
--------------------------------------- -----------------   -----------------
Capital share transactions
 Proceeds from shares sold ...........      6,954,597,959       6,442,829,718
 Proceeds from shares issued from
  acquisition of:
  FFB U.S. Treasury Fund .............                  0       1,070,672,333
  FFB U.S. Government Fund ...........                  0         327,532,054
  FFB 100% U.S. Treasury Fund ........                  0          28,227,573
 Proceeds from reinvestment of
  distributions ......................         19,627,202          17,972,077
 Payment for shares redeemed .........     (7,310,208,436)     (5,974,992,600)
--------------------------------------- -----------------   -----------------
  Net increase (decrease) in net
   assets resulting from capital
   share transactions ................       (335,983,275)      1,912,241,155
--------------------------------------- -----------------   -----------------
   Total increase (decrease) in
    net assets .......................       (335,983,275)      1,912,402,829
Net assets
 Beginning of period .................      3,367,663,688       1,455,260,859
--------------------------------------- -----------------   -----------------
 End of period .......................  $   3,031,680,413   $   3,367,663,688
======================================= =================   =================
Undistributed net investment
 income ..............................  $          49,640   $               0
======================================= =================   =================

(a)  The Fund changed its fiscal year end from February 29 to August 31.







                  See Combined Notes to Financial Statements.

                     Combined Notes to Financial Statements


1. SIGNIFICANT ACCOUNTING POLICIES


The Evergreen Money Market Funds (the "Funds") consist of the Evergreen Money Market Fund ("Money Market Fund"), Evergreen Municipal Money Market Fund ("Municipal Money Market Fund") (formerly, Evergreen Tax Exempt Money Market
Fund), Evergreen Pennsylvania Municipal Money Market Fund ("Pennsylvania Municipal Money Market Fund") (formerly, Evergreen Pennsylvania Tax-Free Money Market Fund) and Evergreen Treasury Money Market Fund ("Treasury Money Market Fund"), known collectively as the "Funds". Each Fund is a series of Evergreen Money Market Trust (the "Trust"), a Delaware business trust organized on September 17, 1997 as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified series of the Trust.

Each Fund offers Class A and Class Y shares. In addition, the Money Market Fund offers Class B and Class C shares. Class A shares are sold at net asset value without a front-end sales charge, but pay distribution fees. Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares will automatically convert to Class A shares after seven years. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class K shares were available for exchange by shareholders of any Keystone Classic Fund. The contingent deferred sales charge applicable to shares of the Keystone Classic Fund exchanged for Class K shares had carried over to the Class K shares received in the exchange. On January 16, 1998, Class K shares were converted to Class B shares of the Money Market Fund. Class Y shares are not subject to any sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Portfolio securities are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a straight-line amortization of any discount or premium.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial organizations. Each Fund's investment adviser will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 30% of a Fund's total assets and will be collateralized by cash, letters of credit or United States Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and a Fund may invest the collateral in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans.

D. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute

               Combined Notes to Financial Statements (continued)

all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

F. Distributions
Distributions from net investment income for each Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.

G. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.


2. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of $0.001 par value shares of beneficial interest authorized. The shares are divided into classes which are designated Class A and Class Y shares. In addition, the Money Market Fund offers Class B and Class C shares. Prior to January 16, 1998 the Money Market Fund also offered Class K shares. Transactions in shares of beneficial interest (valued at $1.00 per share) of the Funds were as follows:

--------------------------------------------------------------------------------
MONEY MARKET FUND




                                                                                 Year Ended August 31,
                                                         Five Months
                                                            Ended
                                                      January 31, 1998          1997                1996
                                                     ------------------ ------------------- -------------------
Class A
Shares sold ........................................    2,143,096,717       4,913,816,942       3,360,065,151
Shares issued in acquisition of:
 FFB Cash Management Fund ..........................                0                   0         592,362,245
 Keystone Liquid Trust .............................                0         151,861,145                   0
Shares issued in reinvestment of distributions .....       11,138,399          19,783,898          13,630,468
Shares redeemed ....................................   (2,047,246,823)     (4,037,993,646)     (2,895,924,591)
---------------------------------------------------- ----------------   -----------------   -----------------
Net increase .......................................      106,988,293       1,047,468,339       1,070,133,273
---------------------------------------------------- ----------------   -----------------   -----------------
Class B
Shares sold ........................................       33,697,484          22,383,686          13,107,126
Shares issued in:
 Acquisition of Keystone Liquid Trust ..............                0           7,303,582                   0
 Conversion of Class K shares to Class B ...........           74,271                   0                   0
Shares issued in reinvestment of distributions .....          314,550             442,030             307,330
Shares redeemed ....................................      (31,906,139)        (17,471,935)        (11,123,113)
---------------------------------------------------- ----------------   -----------------   -----------------
Net increase .......................................        2,180,166          12,657,363           2,291,343
==================================================== ================   =================   =================

               Combined Notes to Financial Statements (continued)

--------------------------------------------------------------------------------
MONEY MARKET FUND - continued



                                                                                   August 1, 1997
                                                                Five Months       (Commencement of
                                                                   Ended        Class Operations) to
                                                             January 31, 1998     August 31, 1997
                                                            ------------------ ---------------------
Class C
Shares sold ...............................................      5,355,264           1,309,779
Shares issued in acquisition of Keystone Liquid Trust .....              0           4,493,120
Shares issued in reinvestment of distributions ............         51,687              16,706
Shares redeemed ...........................................     (8,464,881)           (731,523)
----------------------------------------------------------- --------------     ---------------
Net increase (decrease) ...................................     (3,057,930)          5,088,082
----------------------------------------------------------- --------------     ---------------
Class K
Shares sold ...............................................      1,258,327             156,690
Shares issued in reinvestment of distributions ............          1,841                 208
Shares converted to Class B shares ........................        (74,271)                  0
Shares redeemed ...........................................     (1,291,309)            (51,486)
----------------------------------------------------------- --------------     ---------------
Net increase (decrease) ...................................       (105,412)            105,412
=========================================================== ==============     ===============


                                                                                 Year Ended August 31,
                                                         Five Months
                                                            Ended
                                                      January 31, 1998          1997                1996
                                                     ------------------ ------------------- -------------------
Class Y
Shares sold ........................................    1,383,614,256       4,002,912,413       2,902,529,372
Shares issued in acquisition of
 FFB Lexicon Cash Management Fund ..................                0                   0          95,834,876
Shares issued in reinvestment of distributions .....        6,298,710          18,071,338          14,304,225
Shares redeemed ....................................   (1,414,565,744)     (4,057,487,412)     (2,624,143,977)
---------------------------------------------------- ----------------   -----------------   -----------------
Net increase (decrease) ............................      (24,652,778)        (36,503,661)        388,524,496
==================================================== ================   =================   =================

--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND




                                                                               Year Ended August 31,
                                                       Five Months
                                                          Ended
                                                    January 31, 1998          1997                1996
                                                   ------------------ ------------------- -------------------
Class A
Shares sold ......................................     481,665,658        1,491,746,339       1,329,098,871
Shares issued in acquisition of
 FFB Tax-Free Money Market Fund ..................               0                    0         103,102,728
Shares issued in reinvestment of distributions ...       1,156,331            3,081,550           3,435,421
Shares redeemed ..................................    (477,834,788)      (1,488,596,189)     (1,330,067,450)
-------------------------------------------------- ---------------    -----------------   -----------------
Net increase .....................................       4,987,201            6,231,700         105,569,570
-------------------------------------------------- ---------------    -----------------   -----------------
Class Y
Shares sold ......................................     452,634,103        1,112,629,458       1,243,309,865
Shares issued in reinvestment of distributions ...       4,146,785           11,706,339          12,767,571
Shares redeemed ..................................    (448,415,258)      (1,363,487,668)     (1,060,731,679)
-------------------------------------------------- ---------------    -----------------   -----------------
Net increase (decrease) ..........................       8,365,630         (239,151,871)        195,345,757
================================================== ===============    =================   =================

--------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET FUND




                                                                                                          August 22, 1995
                                                    Five Months                          Six Months       (Commencement of
                                                       Ended           Year Ended          Ended        Class operations) to
                                                 January 31, 1998   August 31, 1997   August 31, 1996    February 29, 1996
                                                ------------------ ----------------- ----------------- ---------------------
Class A
Shares sold ...................................      53,496,270        84,061,251        40,205,338          4,636,845
Shares issued in reinvestment of distributions           60,103           196,984            35,417              3,934
Shares redeemed ...............................     (52,168,806)      (70,724,545)      (22,377,383)          (307,967)
----------------------------------------------- ---------------    --------------    --------------    ---------------
Net increase ..................................       1,387,567        13,533,690        17,863,372          4,332,812
=============================================== ===============    ==============    ==============    ===============

               Combined Notes to Financial Statements (continued)

--------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET FUND - continued



                                                    Five Months                          Six Months
                                                       Ended           Year Ended          Ended           Year Ended
                                                 January 31, 1998   August 31, 1997   August 31, 1996   February 29, 1996
                                                ------------------ ----------------- ----------------- ------------------
Class Y
Shares sold ...................................      19,395,074        43,654,046        21,254,692        174,995,677
Shares issued in reinvestment of distributions          293,299           824,304           586,491          1,762,856
Shares redeemed ...............................     (18,388,470)      (60,819,276)      (56,919,288)      (136,899,719)
----------------------------------------------- ---------------    --------------    --------------    ---------------
Net increase (decrease) .......................       1,299,903       (16,340,926)      (35,078,105)        39,858,814
=============================================== ===============    ==============    ==============    ===============

--------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND




                                                                            Year Ended August 31,
                                                    Five Months
                                                       Ended
                                                 January 31, 1998          1997                1996
                                                ------------------ ------------------- -------------------
Class A
Shares sold ...................................    1,939,261,773       4,767,671,119       4,828,856,886
Shares issued in acquisition of:
 FFB U.S. Treasury Fund .......................                0                   0       1,070,688,429
 FFB U.S. Government Fund .....................                0                   0         327,554,031
 FFB 100% U.S. Treasury Fund ..................                0                   0          28,227,628
Shares issued in reinvestment of distributions         5,981,255          16,715,941          16,836,594
Shares redeemed ...............................   (1,813,656,225)     (4,907,328,690)     (4,842,442,130)
----------------------------------------------- ----------------   -----------------   -----------------
Net increase (decrease) .......................      131,586,803        (122,941,630)      1,429,721,438
----------------------------------------------- ----------------   -----------------   -----------------
Class Y
Shares sold ...................................      572,904,033       2,186,926,840       1,613,972,832
Shares issued in reinvestment of distributions         1,322,783           2,911,261           1,135,483
Shares redeemed ...............................     (549,630,132)     (2,402,879,746)     (1,132,550,470)
----------------------------------------------- ----------------   -----------------   -----------------
Net increase (decrease) .......................       24,596,684        (213,041,645)        482,557,845
=============================================== ================   =================   =================

3. SECURITIES TRANSACTIONS


The Treasury Money Market Fund loaned securities during the five months ended January 31, 1998 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. The Fund received cash as collateral against the loaned securities in an amount at least equal to 100% of the market value of the loaned securities at the inception of each loan. The Fund monitors the adequacy of the collateral daily and will require the broker to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. At January 31, 1998, the Fund had no securities on loan. During the five months ended January 31, 1998, the Fund earned $70,686 in income from securities lending transactions.

On January 31, 1998, the cost of investments for federal income tax purposes of each Fund was the same as for financial reporting purposes.

As of January 31, 1998, the Money Market Fund, Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund had capital loss carryovers for federal income tax purposes as follows:



                                                                        Expiration
                                            ------------------------------------------------------------------
                                                2001       2002       2003       2004       2005       2006
                                            ----------- --------- ----------- ---------- ---------- ----------
Money Market Fund .........................         -         -    $517,000          -    $33,000    $82,000
Municipal Money Market Fund ...............  $147,000         -      16,000    $65,000          -          -
Pennsylvania Municipal Money Market Fund ..         -    $4,000       6,000          -          -          -

4. DISTRIBUTION PLANS


Evergreen Distributor, Inc. ("EDI") (formerly, Evergreen Keystone Distributor, Inc.), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as the principal underwriter to the Funds. The Funds have adopted Distribution Plans (the "Plans") for their Class A Shares, Class B Shares, Class C Shares and Class K Shares pursuant to Rule 12b-1 under the 1940 Act. The Plans permit each Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which

               Combined Notes to Financial Statements (continued)

consist primarily of commissions and services fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". Distribution Plan expenses are calculated daily and paid monthly.

Under the terms of the Plans, the Funds may incur distribution-related and shareholder servicing expenses which may not exceed an annual rate of 0.75% for Class A Shares of the Money Market Fund and Municipal Money Market Fund and 0.35% for Class A Shares of the Pennsylvania Municipal Money Market and Treasury Money Market Funds. The payments for Class A Shares for each Fund are voluntarily limited to 0.30% of average daily net assets.

The Money Market Fund may incur distribution-related and shareholder servicing expenses which may not exceed an annual fee of 1.00% of average daily net assets for its Class B and Class C shares and up to 0.30% of its average daily net assets of its Class K shares.

EDI has entered into a Shareholder Services Agreement with First Union Brokerage Services ("FUBS"), an affiliate of First Union, whereby EDI will compensate FUBS for certain services provided to shareholders and/or maintenance of shareholder accounts relating to Money Market Fund's Class B shares. EDI paid $11,046 to FUBS during the five months ended January 31, 1998 under the shareholder services agreement.

During the five months ended January 31, 1998, amounts paid to EDI pursuant to each Fund's Class A, Class B, Class C and Class K Distribution Plans were as follows:



                                                          Amount paid                  Amount waived
                                          ------------------------------------------- --------------
                                             Class A     Class B   Class C   Class K      Class A
                                          ------------- --------- --------- --------- --------------
Money Market Fund .......................  $3,594,206    $88,649   $15,098     $244             -
Municipal Money Market Fund .............     833,863          -         -        -             -
Pennsylvania Municipal Money Market Fund       43,990          -         -        -       $29,326
Treasury Money Market Fund ..............   3,142,342          -         -        -             -

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.


5. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly-owned subsidiary of First Union, is the investment adviser for the Money Market Fund and the Municipal Money Market Fund. In return for providing investment management and administrative services to the Funds, the Funds pay Evergreen Asset a management fee that is calculated daily and paid monthly. The management fee is computed by applying percentage rates, starting at 0.50% and declining to 0.45% per annum as net assets increase, to the average daily net asset value of each Fund.

The Capital Management Group ("CMG") of First Union National Bank of North Carolina ("FUNB"), a subsidiary of First Union, serves as the investment adviser to the Pennsylvania Municipal Money Market Fund and the Treasury Money Market Fund. In return for providing investment management and administrative services to the Funds, the Funds pay CMG a management fee that is calculated daily and paid monthly. For the Pennsylvania Municipal Money Market Fund, the management fee is calculated by applying percentage rates, starting at 0.40% and declining to 0.28% per annum as net assets increase, to the average daily net asset value of the Pennsylvania Municipal Money Market Fund. CMG is entitled to an annual fee of 0.35% of the average daily net asset value of the Treasury Money Market Fund.

During the five months ended January 31, 1998, the Pennsylvania Municipal Money Market Fund voluntarily waived management fees of $17,363. The investment adviser can modify or discontinue these voluntary waivers and reimbursements at any time.

Lieber & Company, an affiliate of First Union, is the investment sub-adviser to the Money Market and Municipal Money Market Funds. Lieber & Company is reimbursed by Evergreen Asset, at no additional expense to the Money Market and Municipal Money Market Funds, for its cost of providing sub-investment advisory services.

Evergreen Investment Services, Inc. ("EIS") (formerly, Evergreen Keystone Investment Services, Inc.), a subsidiary of First Union, serves as the administrator for each Fund.

               Combined Notes to Financial Statements (continued)

The administrator and sub-administrator for the Pennsylvania Municipal Money Market and Treasury Money Market Funds are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Pennsylvania Municipal Money Market and Treasury Money Market Funds. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to .004% as net assets increase, to the average daily net asset value of the Pennsylvania Municipal Money Market and Treasury Money Market Funds.

For the Money Market and Municipal Money Market Funds the administration and sub-administration fees are paid by Evergreen Asset and are not fund expenses.

During the five months ended January 31, 1998, the Pennsylvania Municipal Money Market and Treasury Money Market Funds paid or accrued $7,495 and $341,830, respectively, to EIS for certain administrative services.

Evergreen Service Company ("ESC") (formerly, Evergreen Keystone Service Company), a wholly-owned subsidiary of FUNB, serves as transfer and dividend disbursing agent for the Funds. For certain accounts of the Money Market and the Treaury Money Market Funds, First Union has been sub-contracted to maintain shareholder sub-account records, take fund purchase and redemption orders and answer inquiries. For each account of the Funds, First Union earned a fee which aggregated as follows for the five months ended January 31, 1998:



  Money Market Fund ..................  $17,672
  Treasury Money Market Fund .........   45,198

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. As sub-administrator, BISYS provides the officers of the Funds.



6. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.


7. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of duties as a Trustee. Each Trustee's deferred balances are allocated to deferral accounts which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.


8. ACQUISITION INFORMATION

Effective August 1, 1997, the Money Market Fund acquired substantially all the assets and assumed the liabilities of Keystone Liquid Trust in exchange for Class A, Class B and Class C Shares of the Money Market Fund. The acquisition was accomplished by a tax-free exchange of the respective shares of the Money Market Fund for the net assets of the Keystone Liquid Trust. The net assets acquired, valued at $1 per share, amounted to $163,579,564. The aggregate net assets of the Money Market Fund immediately after the acquisition was $ 3,202,817,920.

               Combined Notes to Financial Statements (continued)

Effective January 1, 1996, First Union merged with First Fidelity Bancorporation. Effective on the close of business January 19, 1996, the Funds noted below acquired substantially all of the net assets of the following management investment companies, previously advised by a subsidiary of First Fidelity Bancorporation, through non-taxable exchanges. The net assets acquired, valued at $1 per share, and class of shares exchanged are as follows:




                                                                   Class of
                  Acquired                        Acquiring         Shares
                    Fund                             Fund         Exchanged     Net Assets
-------------------------------------------- ------------------- ----------- ----------------
      FFB Cash Management Fund .............  Money Market Fund    Class A    $  592,358,361
      FFB Lexicon Cash Management Fund .....  Money Market Fund    Class Y        95,834,929
                                               Municipal Money
      FFB Tax-Free Money Market Fund .......     Market Fund       Class A       103,129,021
                                                Treasury Money
      FFB U.S. Treasury Fund ...............     Market Fund       Class A     1,070,672,333
                                                Treasury Money
      FFB U.S. Government Fund .............     Market Fund       Class A       327,532,054
                                                Treasury Money
      FFB 100% U.S. Treasury Fund ..........     Market Fund       Class A        28,227,573

The aggregate net assets of the Money Market, Municipal Money Market and Treasury Money Market Funds immediately after the acquisitions were $1,865,328,722, $1,141,961,188 and $3,053,739,559, respectively.


9. FINANCING AGREEMENT

On October 31, 1996, a financing agreement among certain of the Evergreen Funds, State Street Bank & Trust ("State Street") and a group of Banks (collectively, the "Banks") became effective. Under this agreement, the Banks provided an unsecured credit facility in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly among the Banks. Borrowings under this facility bore interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds. State Street served as agent for the Banks, and as agent was entitled to a fee of $15,000 which was allocated to all of the participating Funds. This agreement was terminated on October 31, 1997.

On October 31, 1997, a temporary financing agreement between the participating Funds and First Union became effective. Under this agreement, First Union provided a fully committed unsecured credit facility in the aggregate amount of $300 million. Borrowings under this facility bore interest at 1.00% per annum above the Federal Funds rate. State Street served as administrative agent under this agreement, but received no compensation for its services. This agreement was terminated on December 22, 1997.

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street and a group of banks (the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all Funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

During the five months ended January 31, 1998, the Municipal Money Market Fund had borrowings outstanding for 5 days under these agreements and incurred $11,667 in interest charges related to these borrowings. The average amount of debt outstanding aggregated $14,000,000 at a weighted average interest rate of 6.00%. The maximum amount outstanding under the agreement was $14,002,333 (including accrued interest). On January 31, 1998, the Funds had no borrowings under the agreement.

               Combined Notes to Financial Statements (continued)

10. CONCENTRATION OF CREDIT RISK

The Pennsylvania Municipal Money Market Fund invests a substantial portion of its assets in issuers located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt money market fund.


11. SUBSEQUENT EVENTS

Effective March 2, 1998, the Money Market Fund acquired substantially all the assets and assumed the liabilities of Virtus Money Market Fund in exchange for Class A and Class Y shares of the Money Market Fund. The acquisition was accomplished by a tax-free exchange of the respective shares of the Money Market Fund for the net assets of Virtus Money Market Fund. The net assets acquired, valued at $1 per share, amounted to $227,443,405. The aggregate net assets of the Money Market Fund immediately after the acquisition was $3,972,178,894.

Effective March 2, 1998, the Municipal Money Market Fund acquired substantially all the assets and assumed the liabilities of Virtus Tax Free Money Market Fund in exchange for Class Y shares of the Municipal Money Market Fund. The acquisition was accomplished by a tax-free exchange of the respective shares of the Municipal Money Market Fund for the net assets of Virtus Tax Free Money Market Fund. The net assets acquired, valued at $1 per share, amounted to $51,784,668. The aggregate net assets of the Municipal Money Market Fund immediately after the acquisition was $1,236,483,220.

Effective March 2, 1998, the Treasury Money Market Fund acquired substantially all the assets and assumed the liabilities of Virtus Treasury Money Market Fund in exchange for Class A and Class Y shares of the Treasury Money Market Fund. The acquisition was accomplished by a tax-free exchange of the respective shares of the Treasury Money Market Fund for the net assets of Virtus Treasury Money Market Fund. The net assets acquired, valued at $1 per share, amounted to $243,731,970. The aggregate net assets of the Treasury Money Market Fund immediately after the acquisition was $3,473,282,398.

                       Report of Independent Accountants


To the Trustees and Shareholders of

 Evergreen Money Market Fund
 Evergreen Municipal Money Market Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Evergreen Money Market Fund and Evergreen Municipal Money Market Fund (formerly, Evergreen Tax Exempt Money Market Fund) (the "Funds"), two of the funds of Evergreen Money Market Trust, at January 31, 1998, the results of each of their operations for the period then ended and for the year ended August 31, 1997, the changes in each of their net assets for the five months ended January 31, 1998 and for each of the two years in the period ended August 31, 1997, and the financial highlights for each of the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1998 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.




Price Waterhouse LLP

1177 Avenue of the Americas
New York, New York

March 13, 1998

                          Independent Auditors' Report

The Trustees and Shareholders

Evergreen Money Market Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Evergreen Money Market Funds listed below as of January 31, 1998 and the related statements of operations, statements of changes in net assets, and financial highlights for each of the years or periods listed below:

   Evergreen Pennsylvania Municipal Money Market Fund (formerly Evergreen Pennsylvania Tax-Free Money Market Fund) (one of the portfolios constituting Evergreen Money Market Trust) - statements of operations for the five months ended January 31, 1998 and for the year ended August 31, 1997, statements of changes in nets assets for the five months ended January 31, 1998, the year ended August 31, 1997, the six months ended August 31, 1996 and the year ended February 29, 1996 and financial highlights for the periods presented on page 11.

   Evergreen Treasury Money Market Fund (one of the portfolios constituting Evergreen Money Market Trust) - statements of operations for the five months ended January 31, 1998 and for the year ended August 31, 1997, statements of changes in net assets for the five months ended January 31, 1998 and for each of the years in the two-year period ended August 31, 1997, and the financial highlights for the periods presented on page 12.

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Pennsylvania Municipal Money Market Fund and Evergreen Treasury Money Market Fund as of January 31, 1998, the results of their operations, the changes in their net assets and financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.




                                        KPMG Peat Marwick LLP

Boston, Massachusetts
March 2, 1998

ADDITIONAL INFORMATION (Unaudited)

On December 15, 1997, a special meeting of shareholders for each of the Funds was held to consider a number of proposals. On October 16, 1997, the record date for the meeting, the Funds had the following shares outstanding and number of shares represented at the meeting:

                                                                            Money          Municipal
                                                                            Market           Money
                                                                             Fund         Market Fund
                                                                       --------------- -----------------
Record Date Shares Outstanding .......................................   665,368,074     1,050,705,165
Shares represented at meeting ........................................   488,884,359       579,552,500
Percentage of record date shares represented at meeting ..............         73.48%            55.16%
The votes recorded at the meeting, by proposal, were as follows:
      Proposal 1 - The proposed reorganization of each Fund as
        a series of the Evergreen Money Market Trust, a
        Delaware business trust:
      Shares voted "For" .............................................   437,248,834       503,077,636
      Shares voted "Against" .........................................     8,870,976        46,094,331
      Shares voted "Abstain" .........................................    42,765,549        30,380,533
      Proposal 2 - Reclassification as non-fundamental of the
        investment objective of those Funds whose investment
        objective is currently classified as fundamental:
      Shares voted "For" .............................................   424,291,905       527,521,756
      Shares voted "Against" .........................................    23,470,191        23,391,548
      Shares voted "Abstain" .........................................    41,122,263        28,639,196
      Proposal 3 - Changes to fundamental investment
        restrictions:
      Proposal to amend the fundamental restriction concerning
        diversification of investments
      Shares voted "For" .............................................   430,292,983       508,978,082
      Shares voted "Against" .........................................    16,325,096        38,700,635
      Shares voted "Abstain" .........................................    42,266,280        31,873,783
      Proposal to amend the fundamental restriction concerning
        concentration of a Fund's assets in a particular industry:
      Shares voted "For" .............................................   430,228,747       510,380,526
      Shares voted "Against" .........................................    16,335,117        37,298,191
      Shares voted "Abstain" .........................................    42,320,495        31,873,783
      Proposal to amend the fundamental restriction concerning the issuance of senior securities:
      Shares voted "For" .............................................   430,116,992       510,503,604
      Shares voted "Against" .........................................    16,451,969        37,175,113
      Shares voted "Abstain" .........................................    42,315,398        31,873,783
      Proposal to amend the fundamental restriction concerning
        borrowing:
      Shares voted "For" .............................................   430,218,362       510,036,379
      Shares voted "Against" .........................................    16,350,599        37,642,338
      Shares voted "Abstain" .........................................    42,315,398        31,873,783
      Proposal to amend the fundamental restriction concerning
        underwriting:
      Shares voted "For" .............................................   430,188,158       510,615,086
      Shares voted "Against" .........................................    16,380,803        37,063,631
      Shares voted "Abstain" .........................................    42,315,398        31,873,783
      Proposal to amend the fundamental restriction concerning
        investments in Real Estate:
      Shares voted "For" .............................................   430,215,635       510,344,860
      Shares voted "Against" .........................................    16,353,327        37,333,857
      Shares voted "Abstain" .........................................    42,315,397        31,873,783



                                                                          Pennsylvania         Treasury
                                                                              Money             Money
                                                                             Market             Market
                                                                              Fund               Fund
                                                                       ------------------ -----------------
Record Date Shares Outstanding .......................................   64,701,257,910    2,463,577,719
Shares represented at meeting ........................................       45,310,144    1,429,067,131
Percentage of record date shares represented at meeting ..............            70.03%           58.01%
The votes recorded at the meeting, by proposal, were as follows:
      Proposal 1 - The proposed reorganization of each Fund as
        a series of the Evergreen Money Market Trust, a
        Delaware business trust:
      Shares voted "For" .............................................       44,081,273    1,315,195,172
      Shares voted "Against" .........................................          507,602       14,760,448
      Shares voted "Abstain" .........................................          721,269       99,111,511
      Proposal 2 - Reclassification as non-fundamental of the
        investment objective of those Funds whose investment
        objective is currently classified as fundamental:
      Shares voted "For" .............................................       44,187,509   1,298,572,711
      Shares voted "Against" .........................................          399,429       30,742,118
      Shares voted "Abstain" .........................................          723,206       99,752,302
      Proposal 3 - Changes to fundamental investment
        restrictions:
      Proposal to amend the fundamental restriction concerning
        diversification of investments
      Shares voted "For" .............................................       43,970,019    1,300,398,112
      Shares voted "Against" .........................................          618,856       27,635,300
      Shares voted "Abstain" .........................................          721,269      101,033,719
      Proposal to amend the fundamental restriction concerning
        concentration of a Fund's assets in a particular industry:
      Shares voted "For" .............................................       43,970,019    1,300,398,112
      Shares voted "Against" .........................................          618,856       27,635,300
      Shares voted "Abstain" .........................................          721,269      101,033,719
      Proposal to amend the fundamental restriction concerning the issuance of senior securities:
      Shares voted "For" .............................................       43,970,019    1,300,398,112
      Shares voted "Against" .........................................          618,856       27,635,300
      Shares voted "Abstain" .........................................          721,269      101,033,719
      Proposal to amend the fundamental restriction concerning
        borrowing:
      Shares voted "For" .............................................       43,970,019    1,300,398,112
      Shares voted "Against" .........................................          618,856       27,635,300
      Shares voted "Abstain" .........................................          721,269      101,033,719
      Proposal to amend the fundamental restriction concerning
        underwriting:
      Shares voted "For" .............................................       43,970,019    1,300,398,112
      Shares voted "Against" .........................................          618,856       27,635,300
      Shares voted "Abstain" .........................................          721,269      101,033,719
      Proposal to amend the fundamental restriction concerning
        investments in Real Estate:
      Shares voted "For" .............................................       43,970,019    1,300,398,112
      Shares voted "Against" .........................................          618,856       27,635,300
      Shares voted "Abstain" .........................................          721,269      101,033,719

ADDITIONAL INFORMATION (Unaudited) (continued)


                                                                                                   Pennsylvania      Treasury
                                                                          Money       Municipal        Money           Money
                                                                          Market        Money         Market          Market
                                                                           Fund      Market Fund       Fund            Fund
                                                                      ------------- ------------- -------------- ----------------
      Proposal to amend the fundamental restriction concerning
        commodities:
      Shares voted "For" ............................................  430,006,628   508,414,064    43,970,019    1,300,398,112
      Shares voted "Against" ........................................   16,562,334    39,264,654       618,856       27,635,300
      Shares voted "Abstain" ........................................   42,315,397    31,873,782       721,269      101,033,719
      Proposal to amend the fundamental restriction concerning
        lending:
      Shares voted "For" ............................................  430,035,104   510,319,808    43,970,019    1,300,398,112
      Shares voted "Against" ........................................   16,533,857    37,358,909       618,856       27,635,300
      Shares voted "Abstain" ........................................   42,315,398    31,873,783       721,269      101,033,719
      Proposal to amend the fundamental restriction concerning
        investment in federally tax exempt securities:
      Shares voted "For" ............................................      N/A       508,812,608    43,970,019          N/A
      Shares voted "Against" ........................................      N/A        38,866,109       618,856          N/A
      Shares voted "Abstain" ........................................      N/A        31,873,783       721,269          N/A
      Proposal to amend the fundamental restriction concerning
        unseasoned issuers:
      Shares voted "For" ............................................  430,085,012   503,271,988        N/A             N/A
      Shares voted "Against" ........................................   16,491,910    44,410,534        N/A             N/A
      Shares voted "Abstain" ........................................   42,307,437    31,869,978        N/A             N/A
      Proposal to amend the fundamental restriction concerning
        purchases on margin:
      Shares voted "For" ............................................  430,049,725   504,229,826    43,970,019          N/A
      Shares voted "Against" ........................................   16,527,197    43,574,545       618,856          N/A
      Shares voted "Abstain" ........................................   42,307,437    31,748,129       721,269          N/A
      To amend the fundamental restriction concerning control or management:
      Shares voted "For" ............................................      N/A       503,278,652    43,970,019    1,301,401,860
      Shares voted "Against" ........................................      N/A        44,403,870       618,856       26,631,552
      Shares voted "Abstain" ........................................      N/A        31,869,978       721,269      101,033,719
      Proposal to amend the fundamental restriction concerning
        short sales:
      Shares voted "For" ............................................  430,109,364   503,283,412        N/A       1,303,100,728
      Shares voted "Against" ........................................   16,467,557    44,399,110        N/A          24,932,684
      Shares voted "Abstain" ........................................   42,307,438    31,869,978        N/A         101,033,719
      Proposal to amend the fundamental restriction concerning
        purchases on margin:
      Shares voted "For" ............................................  430,156,384       N/A            N/A             N/A
      Shares voted "Against" ........................................   16,420,537       N/A            N/A             N/A
      Shares voted "Abstain" ........................................   42,307,438       N/A            N/A             N/A
      Proposal to amend the fundamental restriction concerning
        Officers and Directors' ownership of shares:
      Shares voted "For" ............................................  430,453,574   507,385,479        N/A       1,301,401,860
      Shares voted "Against" ........................................   16,454,101    40,418,893        N/A          26,631,552
      Shares voted "Abstain" ........................................   41,976,684    31,748,128        N/A         101,033,719
      Proposal to amend the fundamental restriction concerning Oil,
        Gas or other mineral exploration program:
      Shares voted "For" ............................................  430,468,733   504,199,839    43,970,019          N/A
      Shares voted "Against" ........................................   16,420,537    43,604,533       618,856          N/A
      Shares voted "Abstain" ........................................   41,995,089    31,748,128       721,269          N/A
      Proposal to amend the fundamental restriction concerning
        options:
      Shares voted "For" ............................................  430,404,993   504,199,839        N/A             N/A
      Shares voted "Against" ........................................   16,425,577    43,604,533        N/A             N/A
      Shares voted "Abstain" ........................................   42,053,789    31,748,128        N/A             N/A

ADDITIONAL INFORMATION (Unaudited) (continued)


                                                                                              Pennsylvania   Treasury
                                                                     Money       Municipal        Money       Money
                                                                     Market        Money         Market       Market
                                                                      Fund      Market Fund       Fund         Fund
                                                                 ------------- ------------- -------------- ---------
      Proposal to amend the fundamental restriction concerning
        warrants:
      Shares voted "For" .......................................      N/A       504,217,213        N/A         N/A
      Shares voted "Against" ...................................      N/A        43,587,159        N/A         N/A
      Shares voted "Abstain" ...................................      N/A        31,748,128        N/A         N/A
      Proposal to amend the fundamental restriction concerning
        investment in State Tax Exempt Securities:
      Shares voted "For" .......................................      N/A           N/A        43,970,019      N/A
      Shares voted "Against" ...................................      N/A           N/A           618,856      N/A
      Shares voted "Abstain" ...................................      N/A           N/A           721,269      N/A
      Proposal to amend the fundamental restriction concerning
        investment in Municipal Securities:
      Shares voted "For" .......................................      N/A       504,217,213    43,970,019      N/A
      Shares voted "Against" ...................................      N/A        43,559,021       618,856      N/A
      Shares voted "Abstain" ...................................      N/A        31,776,266       721,269      N/A
      Proposal to amend the fundamental restriction concerning
        investment in Money Market securities:
      Shares voted "For" .......................................  430,414,206       N/A            N/A         N/A
      Shares voted "Against" ...................................   16,456,782       N/A            N/A         N/A
      Shares voted "Abstain" ...................................   42,013,371       N/A            N/A         N/A
      Proposal to amend the fundamental restriction concerning
        illiquid securities:
      Shares voted "For" .......................................      N/A       504,199,839        N/A         N/A
      Shares voted "Against" ...................................      N/A        43,604,533        N/A         N/A
      Shares voted "Abstain" ...................................      N/A        31,748,128        N/A         N/A
      Proposal 4 - Changes to investment objective:
      Shares voted "For" .......................................      N/A       501,142,661    43,763,630      N/A
      Shares voted "Against" ...................................      N/A        51,517,220       825,245      N/A
      Shares voted "Abstain" ...................................      N/A        26,892,619       721,269      N/A




               FEDERAL INCOME TAX STATUS OF DIVIDENDS (Unaudited)


100% of the dividends distributed by the Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund for the five months ended January 31, 1998 are exempt from federal income tax, other than alternative minimum tax.

                                                                            3/98





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